FILE NOS.
                                                                    333-119867
                                                                     811-21624

                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         ------------------------------


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            PRE-EFFECTIVE AMENDMENT  NO. 4                           [X]
            POST-EFFECTIVE AMENDMENT NO. _____                       [ ]

                                     AND/OR

  REGISTRATION STATEMENT UNDERTHE INVESTMENT COMPANY ACT OF 1940
               AMENDMENT   NO. 4                                     [X]
               ------------------------------

     USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                       5701 Golden Hills Drive
                        Minneapolis, MN 55416
                           (763) 765-2913
               ------------------------------

                NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS:
                                 James M. Odland
                             USAllianz Advisers, LLC
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416

                          COPIES OF COMMUNICATIONS TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                        50 South Sixth Street, Suite 1500
                              Minneapolis, MN 55402


Approximate Date of Proposed Public Offering:  April 1, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing  pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================
The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
================================================================================

                                       PART A

              USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST


                            USAZ Fusion Balanced Fund
                            USAZ Fusion Moderate Fund
                             USAZ Fusion Growth Fund
                    (each a "Fund"; collectively the "Funds")






                                   Prospectus
                                  April 1, 2005




                     USAllianz Advisers, LLC (the "Manager")





Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies (the "Contracts") they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable Contracts.

This prospectus must be accompanied or preceded by a current prospectus for the Contracts that invest in the Funds. For a current prospectus for each of the underlying funds in which the Funds invest, call the toll-free number listed below.

                                   Questions?
                          Call toll free 1-877-833-7113
                       or your investment representative.

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

USAZ(R) is a registered trademark of Allianz AG, which is the ultimate owner of the Manager.

                                TABLE OF CONTENTS


Fund Summaries..........................................................2
       Purpose of the Funds.............................................3
       Investment Objective.............................................3
       Principal Investment Strategies..................................3
       USAZ Fusion Balanced Fund........................................4
       USAZ Fusion Moderate Fund........................................8
       USAZ Fusion Growth Fund.........................................12

More About the Funds...................................................16
       Temporary Defensive Positions...................................17
       Portfolio Turnover..............................................17
       Underlying Funds................................................17
       Investment Objectives and Principal Investment Strategies
           of the Underlying Funds.....................................19
       Risks of the Underlying Investments of the Funds................19
       General Risks...................................................20
       Risks of Stocks.................................................20
       Risks of Bonds..................................................21

Management.............................................................21
       The Manager.....................................................22
       Investment Subadvisers..........................................23
       The Administrator and Distributor...............................23

Legal Proceedings......................................................23

Pricing of Fund Shares.................................................23

Purchase and Redemption of Shares......................................24

Market Timing..........................................................25

Dividends, Distributions and Taxes.....................................26

Portfolio Securities...................................................27

Financial Highlights...................................................27

                                 FUND SUMMARIES

         This prospectus provides information about three Funds offered by the USAllianz Variable Insurance Products Fund of Funds Trust (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More information about the risks and investment techniques of the Funds can be found in the "More About the Funds" section of this prospectus. "You" and "your" refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Funds indirectly through their Contracts.


         Each Fund is a diversified open-end fund and a series of the Trust. Each Fund is a "fund of funds," and diversifies its assets by investing in the shares of several other affiliated underlying mutual funds, some of which are listed on page 17 below. In the future, the Funds may also invest in certain non-affiliated underlying funds (the affiliated and non-affiliated funds are referred to as the "Underlying Funds") and also in other investments such as stocks, bonds, or other investments (the "Underlying Securities" and together with the Underlying Funds, the "Underlying Investments").

         The Funds have filed an exemptive order application with the Securities and Exchange Commission to obtain authorization to purchase Underlying Funds managed by non-affiliates of the Manager. If this exemptive relief is granted, the Funds may invest in such Underlying Funds, which may have different expense levels and investment objectives from the Underlying Funds offered by this prospectus. There is no assurance as to when or whether such exemptive relief will be granted.


         The Fund summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time. Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.


         This prospectus is designed to help you make informed decisions about one of the investments available under your Contract. You will find details about how your Contract works in the Contract prospectus.

         This prospectus includes information on the following Funds:

..........USAZ Fusion Balanced Fund
..........USAZ Fusion Moderate Fund
..........USAZ Fusion Growth Fund


Each Fund currently consists of one share class.


                              PURPOSE OF THE FUNDS

         Each Fund is designed to provide an asset allocation option corresponding to different investment objectives. Each Fund may invest primarily in Underlying Funds that represent different asset classes in the Fund's asset allocation. Each Fund may also invest in Underlying Securities that represent different asset classes in the Fund's asset allocation.

         The Funds are primarily designed:

oTo help achieve an investor's savings objectives through a predetermined asset allocation program.

oTo maximize long-term total return potential at an acceptable level of risk through broad diversification among several asset classes.

         In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances and financial circumstances. For more information about the Funds' investment strategies, please read the principal investment strategy section for each Fund.

                              INVESTMENT OBJECTIVE

         The investment objective of each Fund is to maximize total investment return for a given level of risk and volatility as specified in more detail in the summaries below. Each Fund will seek this objective through the principal strategies described below. There can be no assurance that a Fund will achieve its objective.

                         PRINCIPAL INVESTMENT STRATEGIES

         The Funds are designed to provide diversification across several major asset classes and to suit a range of individual investment objectives, time horizons and risk tolerances. Each Fund invests in Underlying Investments as shown below. Each Fund has an asset allocation mix of investments among the asset classes shown below. The portfolio management team monitors each Fund's holdings and cash flow and will periodically adjust a Fund's asset allocations. As a result of these adjustments, the Underlying Investments that the Funds may invest in will change from time to time.


         The currently available Underlying Funds are advised or sub-advised by the Manager or an affiliate of the Manager. This includes all of the investment portfolios offered by the USAllianz Variable Insurance Products Trust ("USAZ Funds"), including the USAZ PEA Funds and PIMCO VIT funds. Please see the section entitled "Management - The Manager" below for further information regarding the Manager's affiliation with certain Underlying Funds.




                            USAZ FUSION BALANCED FUND

INVESTMENT OBJECTIVE. The USAZ Fusion Balanced Fund seeks to achieve long-term capital appreciation with preservation of capital as an important consideration.


PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal through investment in a combination of Underlying Investments through an analysis that includes the implementation of a strategic asset allocation recommendation provided by Morningstar Associates, LLC ("Morningstar"). Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund's asset allocations among the Underlying Funds. Morningstar will provide various Fund portfolio structuring analysis services to the Manager. It will not, however, have advisory authority with regard to the Funds and will not enter portfolio transactions. The Fund's portfolios will be managed by and investment decisions will be made by the Manager. The Consultant and its agreement with the Manager are further discussed in the Management section of the prospectus and Statement of Additional Information.


In seeking to achieve the Fund's investment objective, the Manager's investment strategies include:

- Allocating the Fund's assets among the Underlying Investments based on the Fund's investment objective and on recommendations of Morningstar for selecting which Underlying Investments to invest in and determining the appropriate allocation to each Underlying Investment.


- Under normal market conditions, allocating the Fund's investments in the Underlying Investments generally to achieve a range from 45% to 55% of assets in equity funds or equity securities with the remaining balance invested in fixed income funds or fixed income securities. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate.


- Under normal market conditions, restricting aggregate portfolio volatility to a beta of 0.35 to 0.65. (Beta is a measurement of a stock's volatility in relation to the Standard & Poor's 500 Index, which by definition has a beta of 1.0. A beta higher than 1.0 implies greater volatility than the overall market. A beta less than 1.0 implies less volatility than the overall market.)

- Regularly reviewing and adjusting the allocations to favor those Underlying Investments that the Manager believes will provide acceptable risk volatility parameters and the most favorable outlook for achieving the Fund's investment objective.

Shorter-term allocations may vary from the Fund's target asset allocation, however, the investment strategy should approximate the target allocation mix over longer investment periods. The Manager may change the asset allocation among the asset classes, or may invest in other Underlying Investments, from time to time if it believes that doing so would better enable the Fund to pursue its investment objective. See "More About the Funds - Temporary Defensive Positions" for additional information on Fund strategies.

The Fund may be appropriate for investors with low risk tolerance and/or shorter investment time horizons.


UNDERLYING FUNDS. The Fund allocates its assets among the asset classes by investing in Underlying Funds that have investment objectives and principal investment strategies consistent with each asset class. The Underlying Funds in which the Fund invests use a broad array of investment strategies and invest in many types of instruments. The Fund intends to be fully invested at all times. However, the Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions. The Fund may invest in, but is not limited to, the following asset classes: Small Cap, Mid Cap, Large Growth, Large Blend, Large Value, International Equity, High-Yield Bonds (also known as "junk bonds"), Intermediate-Term Bonds, Cash Equivalent and Specialty. The Fund currently is restricted in the types of investments it can acquire. The Fund purchases only Underlying Funds managed by affiliates, government securities, and short-term paper. However, as noted above, in the section entitled "Fund Summaries", the Funds have applied for an exemptive order permitting investment in other securities, including Underlying Funds managed by non-affiliates. For more details on the Underlying Funds that make up each asset class, please refer to "More About the Funds - Underlying Funds."

MAIN RISKS. The price per share of the Fund will fluctuate with changes in value of the Underlying Investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. There are fees charged at both the Fund level and the Underlying Fund level. See the following section entitled "Your Expenses" for more details on the fees and expenses associated with the Fund.

The USAZ Fusion Balanced Fund attempts to balance the goals of capital appreciation and preservation of capital by investing its assets at a targeted rate of 45% to 55% equity funds and 45% to 55% fixed income and real return funds. (A "real return" fund is one that seeks to provide a return higher than the rate of inflation.) The allocation targets were constructed to help moderate the impact of equity market volatility on the returns of the Fund by diversifying the Fund into fixed income and real return funds. Since this Fund invests relatively equally in equity and fixed income funds, the risks associated with investing in this Fund are more or less equalized among the types of risk. This Fund invests a higher percentage of its assets in fixed income funds than the USAZ Fusion Moderate Fund or the USAZ Fusion Growth Fund, so it is more prone to interest rate risk or credit risk than the other Funds and less prone to such risks as capitalization risk, risks of growth or value stocks, derivative instruments risk, or industry sector risk.


The Manager believes this allocation is appropriate for investors with conservative to moderate risk tolerances and a shorter time horizon. There can be no assurances that lower levels of volatility will be achieved.

The Fund faces the following general risks:

- PERFORMANCE RISK. The assets of each Fund are invested in Underlying Funds and Underlying Securities, which means that the investment performance of each Fund is directly related to the investment performance of these Underlying Investments held by the Fund. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund's assets among the Underlying Investments and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Fund's investment performance. There can be no assurance that the investment objective of any Fund or any Underlying Fund will be achieved. For more information on the main risks of the Underlying Funds, please refer to "More About the Funds - Risks of Underlying Investments."

- MANAGER ALLOCATION RISK. The Fund is also subject to manager allocation risk. Manager allocation risk refers to the possibility that the Manager could allocate assets in a manner that results in the Fund underperforming its peers. Because the Underlying Investments represent different asset classes, each Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation.

- ASSET CLASS SPECIFIC RISK. The Underlying Funds present varying degrees of potential investment risks based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in an Underlying Fund. The greater a Fund's investment in a particular asset class, the greater the impact to the Fund of the risks related to the class. Specific asset class risks include Selection Risk, Stock Market Risk, Risk of Investing in Value Stocks, Risk of Investing in Growth Stocks, Capitalization Risk, Foreign Risk, Interest Rate Risk, Inflation Risk, Credit Risk, and Security Quality Risk. See "More About the Funds - Risks of the Underlying Funds" for a more detailed discussion of these asset class risks.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds. The table does not reflect Contract-related fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.

     ANNUAL OPERATING EXPENSES (expenses that are deducted
     from the Fund's assets)
        Fund Management Fees                                             0.20%
        Fund Distribution and Service (12b-1) Fees                       0.00%
        Other Fund Expenses(1)                                           0.30%
        Total Fund Operating Expenses                                    0.50%
        Fund Operating Expenses After Contractual Waivers
          and Reimbursements                                             0.35%
        Underlying Fund Expenses and 12b-1 Fees(2)                       1.20%
          Total Annual Operating Expenses After Fund
          Contractual Fee Waivers or Expense
          Reimbursements(3)(4) 1.55%


(1) "Other Fund Expenses" are based on estimated amounts for the current fiscal year.

(2) "Underlying Fund Expenses and 12b-1 Fees" are an estimate computed by determining the arithmetic average of the expense ratios of the Underlying Funds identified in this Prospectus that are available for each Fund to purchase. The Funds, at the discretion of the Manager, may assign larger weightings to certain Underlying Funds and may invest in Underlying Funds not included in this calculation. The range of fees for the Underlying Funds is from 0.65% to 1.45%. This number includes any contractual fee waivers at the Underlying Fund level. Any contractual fee waivers have a duration of at least one year.


(3) The Manager and the Funds have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% through at least May 1, 2006. The operating expenses covered by the expense limitation include distribution fees pursuant to Rule 12b-1 under the Investment Company Act and fees deducted from Fund assets such as audit fees and payments to outside trustees. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of other expenses paid by the Manager provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

(4) In addition to the expenses in the above table, the investment advisers to the Underlying Funds or their affiliates may pay the insurance companies offering the Contracts through which the Fund shares are sold a "service fee" for servicing customer accounts. For further information regarding these fees, see the Contract prospectus.


EXAMPLE. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. The example does not reflect any Contract fees. If such fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be, whether you redeemed your shares at the end of each period or not, would be:


                    EXPENSES
                     Year 1                         $150
                     Year 3                         $472

PAST PERFORMANCE. Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.

                            USAZ FUSION MODERATE FUND

INVESTMENT OBJECTIVE. The USAZ Fusion Moderate Fund seeks to achieve long term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal through investment in a combination of Underlying Investments through an analysis that includes the implementation of a strategic asset allocation recommendation provided by Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund's asset allocations among the Underlying Funds. Morningstar will provide various Fund portfolio structuring analysis services to the Manager. It will not, however, have advisory authority with regard to the Funds and will not enter portfolio transactions. The Fund's portfolios will be managed by and investment decisions will be made by the Manager. The Consultant and its agreement with the Manager are further discussed in the Management section of the prospectus and Statement of Additional Information.


In seeking to achieve the Fund's investment objective, the Manager's investment strategies include:

- Allocating the Fund's assets among the Underlying Investments based on the Fund's investment objective and on recommendations of Morningstar for selecting which Underlying Investments to invest in and determining the appropriate allocation to each Underlying Investment.

- Under normal market conditions, allocating the Fund's investments in the Underlying Investments generally to achieve a range from 60% to 70% of assets in equity funds or equity securities with the remaining balance invested in fixed income funds or fixed income securities. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate.

- Under normal market conditions, restricting aggregate portfolio volatility to a beta of 0.50 to 0.80. (Beta is a measurement of a stock's volatility in relation to the Standard & Poor's 500 Index, which by definition has a beta of 1.0. A beta higher than 1.0 implies greater volatility than the overall market. A beta less than 1.0 implies less volatility than the overall market.)


- Regularly reviewing and adjusting the allocations to favor those Underlying Investments that the Manager believes will provide acceptable risk volatility parameters and the most favorable outlook for achieving the Fund's investment objective.

Shorter term allocations may vary from the Fund's target asset allocation, however, the investment strategy should approximate the target allocation mix over longer investment periods. The Manager may change the asset allocation among the asset classes, or may invest in other Underlying Investments, from time to time if it believes that doing so would better enable the Fund to pursue its investment objective. See "More About the Funds - Temporary Defensive Positions" for additional information on Fund strategies.

The Fund may be appropriate for moderate risk tolerance and/or mid to longer investment time horizons.


UNDERLYING FUNDS. The Fund allocates its assets among the asset classes by investing in Underlying Funds that have investment objectives and principal investment strategies consistent with each asset class. The Underlying Funds in which the Fund invests use a broad array of investment strategies and invest in many types of instruments. The Fund intends to be fully invested at all times. However, the Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions. The Fund may invest in, but is not limited to, the following asset classes: Small Cap, Mid Cap, Large Growth, Large Blend, Large Value, International Equity, High-Yield Bonds (also known as "junk bonds"), Intermediate-Term Bonds, Cash Equivalent and Specialty. The Fund currently is restricted in the types of investments it can acquire. The Fund purchases only Underlying Funds managed by affiliates, government securities, and short-term paper. However, as noted above, in the section entitled "Fund Summaries", the Funds have applied for an exemptive order permitting investment in other securities, including Underlying Funds managed by non-affiliates. For more details on the Underlying Funds that make up each asset class, please refer to "More About the Funds - Underlying Funds."

MAIN RISKS. The price per share of the Fund will fluctuate with changes in value of the Underlying Investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. There are fees charged at both the Fund level and the Underlying Fund level. See the following section entitled "Your Expenses" for more details on the fees and expenses associated with the Fund

The USAZ Fusion Moderate Fund attempts to achieve the goal of capital appreciation by investing its assets at a targeted rate of 60% to 70% in equity funds and 30% to 40% in fixed income and real return funds. (A "real return" fund is one that seeks to provide a return higher than the rate of inflation.) The allocation targets were constructed to lessen the impact of equity market volatility on the returns of the Fund by diversifying the Fund into fixed income and real return funds. Since this Fund invests a higher proportion of its assets in equity funds than the USAZ Fusion Balanced Fund, this Fund is more prone to such risks as capitalization risk, risks of growth or value stocks, derivative instruments risk, or industry sector risk and less prone to interest rate risk or credit risk than the USAZ Fusion Balanced Fund. Conversely, this Fund invests a smaller proportion of its assets in equity funds and a larger percentage in fixed income funds than the USAZ Fusion Growth Fund, so it is less prone to such risks as capitalization risk, risks of growth or value stocks, derivative instruments risk, or industry sector risk and more prone to interest rate risk or credit risk than the USAZ Fusion Growth Fund..


The Manager believes this allocation is appropriate for investors with moderate risk tolerance and a mid to longer-term time horizon. There can be no assurances that lower levels of volatility will be achieved.

The Fund faces the following general risks:

- PERFORMANCE RISK. The assets of each Fund are invested in Underlying Funds and Underlying Securities, which means that the investment performance of each Fund is directly related to the investment performance of these Underlying Investments held by the Fund. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund's assets among the Underlying Investments and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Fund's investment performance. There can be no assurance that the investment objective of any Fund or any Underlying Fund will be achieved. For more information on the main risks of the Underlying Funds, please refer to "More About the Funds - Risks of Underlying Investments."

- MANAGER ALLOCATION RISK. The Fund is also subject to manager allocation risk. Manager allocation risk refers to the possibility that the Manager could allocate assets in a manner that results in the Fund underperforming its peers. Because the Underlying Investments represent different asset classes, each Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation.

- ASSET CLASS SPECIFIC RISK. The Underlying Funds present varying degrees of potential investment risks based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in an

              Underlying Fund. The greater a Fund's investment in a particular asset class, the greater the impact to the Fund of the risks related to the class. Specific asset class risks include Selection Risk, Stock Market Risk, Risk of Investing in Value Stocks, Risk of Investing in Growth Stocks, Capitalization Risk, Foreign Risk, Interest Rate Risk, Inflation Risk, Credit Risk, and Security Quality Risk. See "More About the Funds - Risks of the Underlying Funds" for a more detailed discussion of these asset class risks.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds. The table does not reflect Contract-related fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.

      ANNUAL OPERATING EXPENSES (expenses that are deducted
      from the Fund's assets)
         Fund Management Fees                                             0.20%
         Fund Distribution and Service (12b-1) Fees                       0.00%
         Other Fund Expenses(1)                                           0.30%
         Total Fund Operating Expenses                                    0.50%
         Fund Operating Expenses After Contractual Waivers
           and Reimbursements                                             0.35%
         Underlying Fund Expenses and 12b-1 Fees(2)                       1.20%
           Total Annual Operating Expenses After Fund
           Contractual Fee Waivers or Expense
           Reimbursements(3)(4) 1.55%




(1) "Other Fund Expenses" are based on estimated amounts for the current fiscal year.

(2) "Underlying Fund Expenses and 12b-1 Fees" are an estimate computed by determining the arithmetic average of the expense ratios of the Underlying Funds identified in this Prospectus that are available for each Fund to purchase. The Funds, at the discretion of the Manager, may assign a larger weighting to certain Underlying Funds and may invest in Underlying Funds not included in this calculation. The range of fees for the Underlying Funds is from 0.65% to 1.45%. This number includes any contractual fee waivers at the Underlying Fund level. Any contractual fee waivers have a duration of at least one year.


(3) The Manager and the Funds have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% through at least May 1, 2006. The operating expenses covered by the expense limitation include distribution fees pursuant to Rule 12b-1 under the Investment Company Act and fees deducted from Fund assets such as audit fees and payments to outside trustees. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of other expenses paid by the Manager provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

(4) In addition to the expenses in the above table, the investment advisers to the Underlying Funds or their affiliates may pay the insurance companies offering the Contracts through which the Fund shares are sold a "service fee" for servicing customer accounts. For further information regarding these fees, see the Contract prospectus.




EXAMPLE. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. The example does not reflect any Contract fees. If such fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be, whether you redeemed your shares at the end of each period or not, would be:



                  EXPENSES
                     Year 1                                        $150
                     Year 3                                        $472

PAST PERFORMANCE. Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.

                             USAZ FUSION GROWTH FUND

INVESTMENT OBJECTIVE. The USAZ Fusion Growth Fund seeks to achieve long term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal through investment in a combination of Underlying Investments through an analysis that includes the implementation of a strategic asset allocation recommendation provided by Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund's asset allocations among the Underlying Funds. Morningstar will provide various Fund portfolio structuring analysis services to the Manager. It will not, however, have advisory authority with regard to the Funds and will not enter portfolio transactions. The Fund's portfolios will be managed by and investment decisions will be made by the Manager. The Consultant and its agreement with the Manager are further discussed in the Management section of the prospectus and Statement of Additional Information.


In seeking to achieve the Fund's investment objective, the Manager's investment strategies include:

- Allocating the Fund's assets among the Underlying Investments based on the Fund's investment objective and on recommendations of Morningstar for selecting which Underlying Investments to invest in and determining the appropriate allocation to each Underlying Investment.

- Under normal market conditions, allocating the Fund's investments in the Underlying Investments generally to achieve a range from 75% to 85% of assets in equity funds or equity securities with the remaining balance invested in fixed income funds or fixed income securities. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate.


- Under normal market conditions, restricting aggregate portfolio volatility to a beta of 0.65 to 0.95. (Beta is a measurement of a stock's volatility in relation to the Standard & Poor's 500 Index, which by definition has a beta of 1.0. A beta higher than 1.0 implies greater volatility than the overall market. A beta less than 1.0 implies less volatility than the overall market.)


- Regularly reviewing and adjusting the allocations to favor those Underlying Investments that the Manager believes will provide acceptable risk volatility parameters and the most favorable outlook for achieving the Fund's investment objective.

Shorter-term allocations may vary from the Fund's target asset allocation, however, the investment strategy should approximate the target allocation mix over longer investment periods. The Manager may change the asset allocation among the asset classes, or may invest in other Underlying Investments, from time to time if it believes that doing so would better enable the Fund to pursue its investment objective. See "More About the Funds - Temporary Defensive Positions" for additional information on Fund strategies.

The Fund may be appropriate for investors with either above average risk tolerance and/or mid to long-term investment time horizons.


UNDERLYING FUNDS. The Fund allocates its assets among the asset classes by investing in Underlying Funds that have investment objectives and principal investment strategies consistent with each asset class. The Underlying Funds in which the Fund invests use a broad array of investment strategies and invest in many types of instruments. The Fund intends to be fully invested at all times. However, the Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions. The Fund may invest in, but is not limited to, the following asset classes: Small Cap, Mid Cap, Large Growth, Large Blend, Large Value, International Equity, High-Yield Bonds (also known as "junk bonds"), Intermediate-Term Bonds, Cash Equivalent and Specialty. The Fund currently is restricted in the types of investments it can acquire. The Fund purchases only Underlying Funds managed by affiliates, government securities, and short-term paper. However, as noted above, in the section entitled "Fund Summaries", the Funds have applied for an exemptive order permitting investment in other securities, including Underlying Funds managed by non-affiliates. For more details on the Underlying Funds that make up each asset class, please refer to "More About the Funds - Underlying Funds."


MAIN RISKS. The price per share of the Fund will fluctuate with changes in value of the Underlying Investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. There are fees charged at both the Fund level and the Underlying Fund level. See the following section entitled "Your Expenses" for more details on the fees and expenses associated with the Fund.

The USAZ Fusion Growth Fund attempts to achieve the goal of capital appreciation by investing its assets at a targeted rate of 75% to 85% in equity funds and 15% to 25% in fixed income and real return funds. (A "real return" fund is one that seeks to provide a return higher than the rate of inflation.) Since this Fund invests a larger proportion of its assets in equity funds and a smaller proportion in fixed income funds than either the USAZ Fusion Balanced Fund or the USAZ Fusion Moderate Fund, it is more prone to such risks as capitalization risk, risks of growth or value stocks, derivative instruments risk, or industry sector risk and less prone to interest rate risk or credit risk than the other Funds.


The Manager believes this allocation is appropriate for investors with moderate or above average risk tolerance and a longer-term time horizon. There can be no assurances lower levels of volatility will be achieved.

The Fund faces the following general risks:

- PERFORMANCE RISK. The assets of each Fund are invested in Underlying Funds and Underlying Securities, which means that the investment performance of each Fund is directly related to the investment performance of these Underlying Investments held by the Fund. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund's assets among the Underlying Investments and the ability of an Underlying Fund to meet its own investment objective. It is possible that an Underlying Fund will fail to execute its investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Fund's investment performance. There can be no assurance that the investment objective of any Fund or any Underlying Fund will be achieved. For more information on the main risks of the Underlying Funds, please refer to "More About the Funds - Risks of Underlying Investments."

- MANAGER ALLOCATION RISK. The Fund is also subject to manager allocation risk. Manager allocation risk refers to the possibility that the Manager could allocate assets in a manner that results in the Fund underperforming its peers. Because the Underlying Investments represent different asset classes, each Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation.

- ASSET CLASS SPECIFIC RISK. The Underlying Funds present varying degrees of potential investment risks based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in an Underlying Fund. The greater a Fund's investment in a particular asset class, the greater the impact to the Fund of the risks related to the class. Specific asset class risks include Selection Risk, Stock Market Risk, Risk of Investing in Value Stocks, Risks of Investing in Growth Stocks, Capitalization Risk, Foreign Risk, Interest Rate Risk, Inflation Risk, Credit Risk, and Security Quality Risk. See "More About the Funds - Risks of the Underlying Funds" for a more detailed discussion of these asset class risks.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds. The table does not reflect Contract-related fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.

    ANNUAL OPERATING EXPENSES (expenses that are deducted
    from the Fund's assets)
       Fund Management Fees                                             0.20%
       Fund Distribution and Service (12b-1) Fees                       0.00%
       Other Fund Expenses(1)                                           0.30%
       Total Fund Operating Expenses                                    0.50%
       Fund Operating Expenses After Contractual Waivers
         and Reimbursements                                             0.35%
       Underlying Fund Expenses and 12b-1 Fees(2)                       1.20%
         Total Annual Operating Expenses After Fund
         Contractual Fee Waivers or Expense
         Reimbursements(3)(4) 1.55%




(1) "Other Fund Expenses" are based on estimated amounts for the current fiscal year.

(2) "Underlying Fund Expenses and 12b-1 Fees" are an estimate computed by determining the arithmetic average of the expense ratios of the Underlying Funds identified in this Prospectus that are available for each Fund to purchase. The Funds, at the discretion of the Manager, may assign larger weightings to certain Underlying Funds and may invest in Underlying Funds not included in this calculation. The range of fees for the Underlying Funds is from 0.65% to 1.45%. This number includes any contractual fee waivers at the Underlying Fund level. Any contractual fee waivers have a duration of at least one year.

(3) The Manager and the Funds have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% through at least May 1, 2006. The operating expenses covered by the expense limitation include distribution fees pursuant to Rule 12b-1 under the Investment Company Act and fees deducted from Fund assets such as audit fees and payments to outside trustees. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of other expenses paid by the Manager provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

(4) In addition to the expenses in the above table, the investment advisers to the Underlying Funds or their affiliates may pay the insurance companies offering the Contracts through which the Fund shares are sold a "service fee" for servicing customer accounts. For further information regarding these fees, see the Contract prospectus.




EXAMPLE. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. The example does not reflect any Contract fees. If such fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be, whether you redeemed your shares at the end of each period or not, would be:



                  EXPENSES
                     Year 1                                        $150
                     Year 3                                        $472

PAST PERFORMANCE. Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.


                              MORE ABOUT THE FUNDS

         The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are in addition to the principal strategies discussed in this prospectus. More information on the Funds' investment strategies and risks may be found in the Funds' statement of additional information ("SAI").

         Unless otherwise indicated, any percentage limitation on a Fund's holdings which is set forth in the summaries above is applied only when securities of the kind in question are purchased.

         In addition to the information about the Funds in summaries, investors should consider the following information about the Funds:

TEMPORARY DEFENSIVE POSITIONS

         In order to meet liquidity needs or for temporary defensive purposes, each Fund may hold investments, including uninvested cash reserves, that are not part of its main investment strategy. Each of the Funds may invest for temporary defensive purposes up to 100% of its total assets in money market instruments, including short-term debt securities issued by the U.S. Government and its agencies and instrumentalities, domestic bank obligations, commercial paper or in repurchase agreements secured by bank instruments (with regard to Funds that invest in foreign securities, such investments may include those of foreign governments and companies). In addition, each Fund may hold equity securities which in the Manager's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Funds are engaged in temporary or defensive investments, a Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

         While the Funds do not normally engage in short-term trading, in some cases, an Underlying Fund's portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance.

UNDERLYING FUNDS

         Each asset class is made up of a number of Underlying Funds that have investment objectives and principal investment strategies that result in the Underlying Fund owning equity securities, bonds and other investments that are consistent with their asset class distinction. The following is a list of the Underlying Funds for each asset class. Each Fund may invest in these Underlying Funds as provided in its asset allocation mix. The Funds may invest in affiliated or unaffiliated Underlying Funds that are not listed below, at the discretion of the Manager, in order to further diversify each Fund. In addition, at the discretion of the Manager, the Funds may invest in affiliated or unaffiliated closed-end funds or unit investment trusts. The Underlying Investments in which the Funds invest may be changed at any time based on the portfolio management team's judgment.

              ASSET CLASSES             UNDERLYING FUNDS

SMALL CAP                                USAZ Dreyfus Premier Small Cap Value Fund
                                         USAZ Oppenheimer Emerging Growth Fund
(Seeks maximum capital appreciation,     USAZ Franklin Small Cap Value Fund
primarily by means of investing in small USAZ Salomon Brothers Small Cap Growth Fund capitalization companies, generally less
than $3 billion market value.
Investments in these types of companies
include considerable risk and
volatility.)
MID CAP                                  USAZ PEA Renaissance Fund


                                       17

Seeks growth by investing in             USAZ Van Kampen Aggressive Growth Fund
mid-capitalization companies, generally  USAZ Van Kampen Mid-Cap Growth Fund between $1.5 billion and $10 billion in
market value. Investments in these types
of companies include a considerable
amount of risk).
LARGE GROWTH                             USAZ Salomon Brothers Large Cap Growth Fund
(Seeks growth by investing in large      USAZ Dreyfus Founders Equity Growth Fund
capitalization companies, generally in   USAZ Van Kampen Emerging Growth Fund
excess of $10 billion in market value.   USAZ Jennison Growth Fund These
investments typically are companies
growing earnings and sales more quickly
than their peers.)
LARGE BLEND                             USAZ Oppenheimer Main Street Fund
(Seeks to invest in established         USAZ Legg Mason Value Fund
companies with solid earnings prospects USAZ Jennison 20/20 Focus Fund and market liquidity. These investments
generally invest in growth and value
stocks or stocks with growth and value
characteristics, offering diversification
across market sectors.)
LARGE VALUE                             USAZ AIM Basic Value Fund
(Seeks growth through large             USAZ Davis NY Venture Fund
capitalization stocks with lower than   USAZ PEA Value Fund
average price, as measured by either    USAZ Van Kampen Comstock Fund
price-to-book or price-to-earnings      USAZ Van Kampen Growth and Income Fund
ratios. Value investing
generally moves inversely to growth
investing.)
INTERNATIONAL EQUITY                    USAZ AIM International Equity Fund
(Invests in assets of companies around  USAZ Oppenheimer Global Fund the world, including emerging markets.  USAZ Oppenheimer International Growth Fund
Because of fluctuations in value of     USAZ Van Kampen Global Franchise Fund
various currencies and the political
and economic uncertainties of foreign
countries, international investments
involve greater levels of risk and
volatility)
HIGH-YIELD BONDS                       PIMCO VIT High Yield Portfolio
(Seek total return by investing
in bonds with low credit ratings.
Because of the risky nature of
high-yield bonds, high-yield
investments have greater volatility
than the average bond investment.)
INTERMEDIATE-TERM BONDS
(Typically invest                      PIMCO VIT Real Return Portfolio
at least 70% of their assets in a      PIMCO VIT Total Return Portfolio


                                       18

mixture of corporate and government    PIMCO VIT Global Bond Portfolio
bonds with primary focus on            PIMCO VIT Emerging Markets Bond Portfolio
intermediate-term bonds. These bonds
have an average duration from 3.5 to 6
years or an average effective maturity
from 4 to 10 years.)
CASH EQUIVALENT                        USAZ Money Market Fund
(Any security that has the same
properties as cash in terms of
liquidity and risk. These instruments
possess the highest liquidity of any
security, and they are perceived as
having a low risk of loss.)
SPECIALTY                              USAZ Legg Mason Growth Fund
(Focus on specific market sectors.     USAZ Oppenheimer Emerging Technologies Fund
Sector investing can pay potentially   USAZ Van Kampen Equity and Income Fund
significant returns, but involves      PIMCO VIT Commodity Portfolio
significant risks as well.)


INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING
FUNDS

         The investment objectives and principal investment strategies of each Underlying Fund are described in the prospectus for the Underlying Funds. For information on how to obtain copies of the prospectus for an Underlying Fund, see the front cover of this prospectus. Additional information about the investment strategies of each Underlying Fund is contained in the SAI of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. For information on how to obtain copies of the SAI for an Underlying Fund, see the back cover of this prospectus. The Underlying Funds may have investment objectives that may be changed without approval of the shareholders of the Underlying Fund. An Underlying Fund may not be able to achieve its objective.

RISKS OF THE UNDERLYING INVESTMENTS OF THE FUNDS

         The Underlying Funds present varying degrees of potential investment risks based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in an Underlying Fund. Additional information about the Underlying Funds' investment risks is included in the SAI of the Underlying Funds. For information on how to obtain a copy of the SAI, see the back cover of this prospectus.

         The following are risks applicable to the asset classes. The greater a Fund's investment in a particular asset class, the greater the impact to the Fund of the risks related to the class.

GENERAL RISKS

         SELECTION RISK (ALL ASSET CLASSES). Selection risk is the chance that poor security or asset class selection will cause the Funds to underperform other funds with similar investment objectives.

RISKS OF STOCKS

         STOCK MARKET RISK (SMALL CAP, MID CAP, LARGE GROWTH, LARGE BLEND, LARGE VALUE, SPECIALTY AND INTERNATIONAL EQUITY). Stock market risk is the risk that a Fund could lose value if the individual stocks in which the Funds or the Underlying Funds have invested or overall stock markets in which they trade go down. The values of stock fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

         RISK OF INVESTING IN VALUE STOCKS (LARGE VALUE): A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

         RISK OF INVESTING IN GROWTH STOCKS: (SMALL CAP, MID CAP, LARGE GROWTH, LARGE BLEND, SPECIALTY). The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factor affecting those sectors.

         CAPITALIZATION RISK (SMALL CAP AND MID CAP). To the extent a Fund or Underlying Fund invests in securities of small or medium-size capitalization companies, such Fund's or Underlying Fund's investments in smaller, often newer companies may be riskier than investments in larger, more established companies. These companies present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

         FOREIGN RISK (INTERNATIONAL EQUITY). To the extent a Fund or Underlying Fund invests in foreign securities, its investments are subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies.

RISKS OF BONDS

         INTEREST RATE RISK (HIGH-YIELD BONDS, INTERMEDIATE-TERM BONDS AND SPECIALTY). Interest rate risk is the chance that the value of the bonds held by a Fund or Underlying Fund will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

         INFLATION RISK (HIGH-YIELD BONDS, INTERMEDIATE-TERM BONDS AND SPECIALTY). Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk.

         CREDIT RISK (HIGH-YIELD BONDS, INTERMEDIATE-TERM BONDS AND SPECIALTY). Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's or Underlying Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and a Fund's or Underlying Fund's shares.

         SECURITY QUALITY RISK (HIGH-YIELD BONDS). A Fund or Underlying Fund may invest in high-yield, high risk, debt securities and unrated securities of similar quality (also known as "junk bonds"). These lower quality securities have speculative characteristics and are more volatile and are more susceptible to credit risk than investment grade securities. Issuers of high-yield bonds also may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

                                   MANAGEMENT

         Each Fund pays a monthly management fee to the Manager based on a stated percentage of the Fund's average daily net asset value. The Manager and the Funds have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% through at least May 1, 2006. Because each Fund will not have commenced operations until April 1, 2005, information is not available regarding fees paid by the Funds to the Manager.

THE MANAGER

MANAGEMENT OF THE FUNDS. USAllianz Advisers, LLC serves as the Manager for the Funds. The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April of 2001. Each Fund is managed by a team of portfolio managers and research analysts from the Manager. The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.


         The Manager will, on an ongoing basis, act as portfolio manager for the Funds, perform an analysis of possible investments for the Funds and select the Funds' investments. The Manager will be assisted in this process by Morningstar, which will be acting in the capacity of consultant to the Manager pursuant to an agreement between the Manager and Morningstar.


MANAGEMENT OF THE USAZ FUNDS. The Manager also serves as manager for the Underlying Funds that make up the USAllianz Variable Insurance Products Trust (the "USAZ Underlying Funds") and has signed portfolio management agreements with various subadvisers for portfolio management functions for each of the USAZ Underlying Funds. The subadvisers manage the portfolio securities of the USAZ Underlying Funds and provide additional services including research, selection of brokers and similar services. The Manager compensates the subadvisers for their services to the USAZ Underlying Funds as provided in the portfolio management agreements. In addition, the Manager constantly evaluates possible additional or alternative subadvisers for the USAZ Underlying Funds.

         The Manager currently does not have any clients other than the Trust and the USAllianz Variable Insurance Products Trust.

         Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund's asset allocations among the Underlying Funds. Morningstar is principally located at 225 W. Wacker Drive, Chicago, Illinois 60606.


         For management services, each Fund will pay the Manager a fee computed daily at an annual rate equal to .20% of each Fund's average daily net assets. The Manager, not any Fund, pays a consultant fee to Morningstar. The Manager and the Funds have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% through at least May 1, 2006. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of other expenses paid by the Manager provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

         Each Fund, as a shareholder of the Underlying Funds, indirectly bears its proportionate share of any investment management fees and other expenses of the Underlying Finds. The Manager believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the Underlying Funds. These services include the asset allocation and monitoring functions provided by the Manager.

         The Underlying Funds may pay "service fees" to the insurance companies issuing variable contracts or their affiliates for providing customer service and other administrative services to Contract purchasers." The amount of such service fees may vary depending on the Underlying Fund. The Underlying Funds do not pay service fees to the Funds, and the Funds do not pay service fees. In addition, the Underlying Funds may pay Rule 12b-1 fees to the distributor of the variable contracts for distribution and/or administrative services. The distributor of the Contracts is an affiliate of the Manager. The Underlying Funds do not pay 12b-1 fees to the Funds, and the Funds do not pay 12b-1 fees.

INVESTMENT SUBADVISERS

         The Funds have no subadviser. For information regarding the investment advisers and/or subadvisers for the Underlying Funds, please see the prospectus and SAI of the Underlying Funds.

THE ADMINISTRATOR AND DISTRIBUTOR

         BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

         BISYS Fund Services L.P., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035 serves as the Funds' distributor.

         BISYS also acts as administrator and distributor of the USAZ Funds. In addition, an employee of BISYS acts as Chief Compliance Officer of the Funds and the USAZ Funds.


                                LEGAL PROCEEDINGS

         Within the mutual fund industry, several investment advisory organizations have been or are subject to regulatory investigations, enforcement actions, and/or fund shareholder lawsuits stemming from allegations concerning "market timing," "late trading" and "directed brokerage." To date, no such investigations, enforcement actions or shareholder lawsuits have pertained to the Manager. However, certain Underlying Fund advisers and subadvisers have been the subject of such proceedings.


                             PRICING OF FUND SHARES

         The price of each Fund share is based on its net asset value ("NAV"). The NAV is the current value of a share in a mutual fund. It is the Fund's assets minus liabilities divided by the number of outstanding shares. The assets of each Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs. Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

         NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

         The Underlying Investments and securities (other than short-term debt securities) held by the Underlying Funds are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust or of the applicable Underlying Funds' trustees.

         After the pricing of a security has been established, if an event occurs which would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust or the Underlying Funds' trustees. The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees of the Trust and the Underlying Funds' trustees or their designees instead of being determined by the market. In addition, foreign securities acquired by a Fund or an Underlying Fund may be valued in foreign markets on days when the Fund or Underlying Fund's NAV is not calculated. In such cases, the NAV of an Underlying Fund, or a Fund, through an Underlying Fund, may be significantly affected on days when investors cannot buy or sell shares.


                        PURCHASE AND REDEMPTION OF SHARES

         Investors may not purchase or redeem shares of the Funds directly, but only through the Contracts offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a Contract, how to select specific Funds as investment options for your Contract and how to redeem monies from the Funds.

         Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than in cash, known as "redemption in kind". This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert those securities to cash, you will pay brokerage charges.

         THE DISTRIBUTOR MAY REJECT A PURCHASE ORDER IF IT CONSIDERS IT IN THE BEST INTEREST OF A FUND AND ITS SHAREHOLDERS. IN ADDITION, THE INSURANCE COMPANY OFFERING A CONTRACT MAY REFUSE TO PROCESS A PURCHASE OF FUND SHARES.

         Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the NAV per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated NAV. Payment for redemption will be made by the Funds within 7 days after the request is received.

         The Funds may suspend the right of redemption under certain extraordinary circumstance in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

         The Funds currently permit an exchange between individual Funds in which the "sale" of shares of one Fund and the "purchase" of shares another Fund occur on the same day, rather than on successive days. These transactions are processed at the NAVs of the respective Funds on the day the exchange occurs. This exchange privilege may be modified for shareholders that the Manager identifies as engaging in market timing or other abusive trading activities. Pursuant to this modified exchange privilege, the exchange will occur as of a time and at a NAV that is established no less than 24 hours after our receipt of exchange instructions in good order.

         The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.


                                  MARKET TIMING


The Funds are not designed for professional market timing organizations or other persons using programmed, large or frequent exchanges. Such activity may be disruptive to the Funds. The Board of Trustees of the Funds has adopted a policy for detecting and deterring market timing activity. However, because the Funds are sold only through variable annuity Contracts and variable life insurance policies offered through separate accounts, the detection and deterrence of market timing activities in some instances may be more efficient at the separate account level than at the Fund level. As such, a significant amount of the activity of monitoring and restricting market timing activity may occur at the separate account level. It is possible that this dual monitoring of market timing activity and the allocation of significant responsibility to the issuing insurance company could subject persons allocating money to the Funds to risks. Dual monitoring could result in some owners of variable annuity Contracts and variable life insurance policies being treated differently from others resulting in the risk that some owners engaging in disruptive trading may not be detected or restricted promptly, while others may bear the ill effects of this disruptive trading. Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level.

The Funds have reserved the right, however, to impose restrictions on exchange privileges or to reject a purchase order if, in the judgment of the Manager, a Fund would be unable to invest effectively in accordance with its investment objectives and policies. Excessive exchange activity can disrupt management strategy and increase expenses, which are borne by all shareholders, regardless of their activity. The Funds do not make accommodations to allow frequent exchanges and they have no arrangements with anyone to allow frequent exchanges.


In the event that the Funds detect what they believe may constitute inappropriate trading, the Funds typically would notify the insurance company issuing the Contract that is engaging in this trading. At that point, either the Fund or the insurance company would take action against activities found to be inappropriate, which action may include restricting or prohibiting purchases or transfers into certain Funds, or requiring that all purchases and transfer requests be sent by U.S. mail. If the restrictions are not applied uniformly, the result could be that some owners of variable annuity Contracts and variable life insurance policies will be treated differently from others resulting in the risk that some owners engaging in disruptive trading may not be detected or restricted promptly, while others may bear the ill effects of this disruptive trading.

It may not be clear when a person purchases a Contract or policy that he or she is a market timer or might engage in excessive trading activity. In addition, certain Contracts and policies by their terms may permit a minimum number of transfers per year. Moreover, inappropriate transfers may involve both one of the Funds and a fund managed by a totally separate trust, with the result that the Funds may not be best positioned to identify inappropriate transfers. The Funds anticipate that they will work actively with the issuers of Contracts and policies to monitor and regulate trading activity.



The Trust does not provide waivers permitting excessive or inappropriate trading for individual customers or classes of customers. The Trust may, however, lift restrictions previously imposed on certain specific customers upon receipt of adequate assurance that unacceptable trading activities previously engaged in by those customers have been discontinued and will not be re-commenced. For example, in the event that transfers into certain Funds had been restricted, the Trust may determine that it would no longer be detrimental to the investors if the customer that had been restricted from transferring money into those Funds were to once again be permitted to make transfers into those certain Funds. The Trust intends to apply all restrictions and waivers uniformly; however, in instances in which the waivers of restrictions are not applied uniformly, other investors may bear the ill effects of market timing.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Capital gains for all Funds are distributed at least annually.

         All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the NAV of such shares on the payment date.

         Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the Contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a Contract.


         Persons investing in Contracts should refer to the prospectuses with respect to such Contracts for further information regarding the tax treatment of the Contracts and the separate accounts in which the Contracts are invested.



                              PORTFOLIO SECURITIES

         A description of the Fund's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' SAI.


                              FINANCIAL HIGHLIGHTS


         Because each Fund will not have commenced operations until April 1, 2005, no financial highlight information is available for any Fund.

         This prospectus is intended for use only when accompanied or preceded by a variable product prospectus.

FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports, the SAI for the Funds, or the SAI for the Underlying Funds, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                  USALLIANZ VIP FUND OF FUNDS
                  3435 STELZER ROAD
                  COLUMBUS, OHIO 43219
                  TELEPHONE:  1-877-833-7113

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
450 5th Street, N.W.
Washington, D.C. 20549-0102

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov.

(The SEC charges a fee to copy any documents.)


                        THE TRUST'S INVESTMENT COMPANY ACT FILE NO.:  811-21624

                                       PART B



                       STATEMENT OF ADDITIONAL INFORMATION

                            USAZ FUSION BALANCED FUND

                            USAZ FUSION MODERATE FUND

                             USAZ FUSION GROWTH FUND



                                EACH A "FUND" OF

      USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST (THE "TRUST")



                                  APRIL 1, 2005

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated April 1, 2005, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (877) 833-7113. Copies of the prospectus or statement of additional information for the Underlying Funds may also be obtained by contacting this same address or phone number.

                                TABLE OF CONTENTS


STATEMENT OF ADDITIONAL INFORMATION.....................................     1
THE FUNDS...............................................................     1

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES.     1
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES...................     4
U.S. GOVERNMENT OBLIGATIONS.............................................     4
COMMERCIAL PAPER........................................................     5
OTHER POSSIBLE INVESTMENTS..............................................     5
BANK OBLIGATIONS........................................................     5
VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES...............     6
FOREIGN SECURITIES......................................................     6
EXCHANGE TRADED FUNDS...................................................     8
WHEN-ISSUED AND DELAYED DELIVERY SECURITIES.............................     9
MORTGAGE RELATED SECURITIES.............................................     9
ZERO COUPON AND PAY-IN-KIND SECURITIES..................................    12
TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES.............................    12
CORPORATE DEBT SECURITIES...............................................    12
ILLIQUID SECURITIES.....................................................    13
REPURCHASE AGREEMENTS...................................................    14
REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS................    15
DERIVATIVE INSTRUMENTS..................................................    15
OPTIONS TRADING.........................................................    15
FUTURES CONTRACTS.......................................................    16
RISKS OF FUTURES AND OPTIONS INVESTMENTS................................    17
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.............................    17
FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS.......................    18
COMMON STOCKS...........................................................    19
PREFERRED STOCKS........................................................    19
CONVERTIBLE SECURITIES..................................................    19
SPECIAL SITUATION COMPANIES.............................................    19
WARRANTS AND RIGHTS.....................................................    19
REAL ESTATE INVESTMENT TRUSTS...........................................    20
INVESTMENT IN UNSEASONED ISSUERS........................................    20
SWAP AGREEMENTS.........................................................    20
LENDIN OF PORTFOLIO SECURITIES..........................................    21
SHORT SALES AGAINST THE BOX.............................................    21
RISKS OF TECHNIQUES INVOLVING LEVERAGE..................................    22
INVESTMENT RESTRICTIONS.................................................    22
PORTFOLIO TURNOVER......................................................    24
TEMPORARY DEFENSIVE INVESTMENTS.........................................    24
DISCLOSURE OF PORTFOLIO HOLDINGS........................................    25
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................    25
NET ASSET VALUE.........................................................    25
VALUATION OF THE MONEY MARKET FUND......................................    25
VALUATION OF THE FUNDS..................................................    26
REDEMPTION IN KIND......................................................    26

MANAGEMENT OF THE TRUST.................................................    27
TRUSTEES AND OFFICERS...................................................    27
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................    31
THE MANAGER.............................................................    32
AFFILIATED PERSONS......................................................    35
PORTFOLIO TRANSACTIONS..................................................    35
AFFILIATED BROKERS......................................................    36

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT.......................    37
DISTRIBUTOR.............................................................    38
CUSTODIAN...............................................................    38
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................    38
LEGAL COUNSEL...........................................................    38
CODES OF ETHICS.........................................................    38
CONSULTANT TO MANAGER...................................................    38

ADDITIONAL INFORMATION..................................................    39
DESCRIPTION OF SHARES...................................................    39
VOTE OF A MAJORITY OF THE OUTSTANDING SHARES............................    39
ADDITIONAL TAX INFORMATION..............................................    39
ADDITIONAL TAX INFORMATION CONCERNING FUNDS THAT MAY
    INVEST IN NON-U.S. CORPORATIONS.....................................    42
TAXATION OF THE UNDERLYING FUNDS........................................    42
PERFORMANCE INFORMATION.................................................    42
YIELDS OF THE MONEY MARKET FUND.........................................    43
YIELDS OF THE NON-MONEY MARKET FUNDS....................................    43
CALCULATION OF TOTAL RETURN.............................................    44
MISCELLANEOUS...........................................................    44
FINANCIAL STATEMENTS....................................................    45
PROXY VOTING POLICIES AND PROCEDURES....................................    45

APPENDIX A..............................................................    46
COMMERCIAL PAPER RATINGS................................................    46
CORPORATE AND LONG-TERM DEBT RATINGS....................................    48

APPENDIX B - PROXY VOTING POLICIES......................................    52

                       STATEMENT OF ADDITIONAL INFORMATION


         The Trust is an open-end management investment company consisting of three separate funds. This Statement of Additional Information ("SAI") relates to all of the funds listed on the front cover page (each, a "Fund" and together, the "Funds"). The Trust was organized as a Delaware statutory trust on June 16, 2004. Each Fund is a diversified fund. Each Fund is a "fund of funds" and invests its assets in the shares of several other mutual funds (the "Underlying Funds").

         The Trust was established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies (the "Contracts") offered by the separate accounts of various life insurance companies (the "Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts"). The commencement of operations date for each Fund is April 1, 2005.

         The Underlying Funds are currently all advised or sub-advised by USAllianz Advisers, LLC (the "Manager") or an affiliate of the Manager. These Funds include the investment portfolios offered by the USAllianz Variable Insurance Products Trust ("USAZ Funds"), including the USAZ PEA and USAZ PIMCO NFJ funds and all PIMCO VIT funds. Please see the section of the Prospectus entitled "Management - The Manager" for further information regarding the Manager's affiliation with the Underlying Funds.

         The Funds have filed an exemptive order application with the Securities and Exchange Commission to obtain authorization (the "Exemptive Order") to purchase Underlying Funds managed by non-affiliates of the Manager. If this exemptive relief is granted, the Funds may invest in such Underlying Funds, which may have different expense levels and investment objectives from the Underlying Funds listed in this Statement of Additional Information. In addition, if the Exemptive Order is issued, the Funds may also invest in other investments, such as stocks and bonds (the "Underlying Securities", and, together with the Underlying Funds, the "Underlying Investments"). Until the Exemptive Order is issued, the Funds will generally be restricted to investing in affiliated Underlying Funds, government securities, and short-term paper. There is no assurance as to when or whether such exemptive relief will be granted.


         Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Trust. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust's Prospectus.

THE FUNDS

USAZ FUSION BALANCED FUND ("BALANCED FUND")
USAZ FUSION MODERATE FUND ("MODERATE FUND")
USAZ FUSION GROWTH FUND ("GROWTH FUND")

                       ADDITIONAL INFORMATION ON PORTFOLIO
                       INSTRUMENTS AND INVESTMENT POLICIES

         The Funds invest in a variety of Underlying Investments and employ a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques and risks of the Funds. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds.

         The Funds are professionally managed funds which allocate their assets primarily in a combination of Underlying Funds that represent different asset classes in the Fund's asset allocation. In addition, each Fund may invest in Underlying Securities that represent different asset classes in the Fund's asset allocation. The Funds differ primarily due to their asset allocation among these Underlying Investments. The investment objectives of the Funds are as follows:
(1) Balanced Fund seeks to achieve long term capital appreciation with preservation of capital as an important consideration, (2) Moderate Fund seeks to achieve long-term capital appreciation, and (3) Growth Fund seeks to achieve long-term capital appreciation. Each Fund's investment performance and its ability to achieve its investment objective is directly related to the performance of the Underlying Investments in which it invests. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. The investment objectives and principal investment strategies of the Underlying Funds are described in the prospectus of the Underlying Funds. To request a copy of the prospectus for an Underlying Fund, contact us at 1-877-833-7113.

         The following is a list of the asset classes and Underlying Funds in which the Funds may invest. The Manager may update this list from time to time at its discretion.

ASSET CLASSES                           UNDERLYING FUNDS

Small Cap                               USAZ Dreyfus Premier Small Cap Value Fund
                                        USAZ Oppenheimer Emerging Growth Fund
                                        USAZ Salomon Brothers Small Cap Growth Fund
                                        USAZ Franklin Small Cap Value Fund

Mid Cap                                 USAZ PEA Renaissance Fund
                                        USAZ Van Kampen Aggressive Growth Fund
                                        USAZ Van Kampen Mid-Cap Growth Fund

Large Growth                            USAZ Salomon Brothers Large Cap Growth Fund
                                        USAZ Dreyfus Founders Equity Growth Fund
                                        USAZ Van Kampen Emerging Growth Fund
                                        USAZ Jennison Growth Fund

Large Blend                             USAZ Oppenheimer Main Street Fund
                                        USAZ Legg Mason Value Fund
                                        USAZ Jennison 20/20 Focus Fund

Large Value                             USAZ AIM Basic Value Fund
                                        USAZ Davis NY Venture Fund
                                        USAZ PEA Value Fund
                                        USAZ Van Kampen Comstock Fund
                                        USAZ Van Kampen Growth and Income Fund

International Equity                    USAZ AIM International Equity Fund
                                        USAZ Oppenheimer Global Fund
                                        USAZ Oppenheimer International Growth Fund
                                        USAZ Van Kampen Global Franchise Fund

High-Yield Bonds                        PIMCO VIT High Yield Portfolio

Intermediate-Term Bonds                 PIMCO VIT Real Return Portfolio
                                        PIMCO VIT Total Return Portfolio
                                        PIMCO VIT Global Bond Portfolio
                                        PIMCO VIT Emerging Markets Bond Portfolio

Cash Equivalent                         USAZ Money Market Fund

Specialty                               USAZ Legg Mason Growth Fund
                                        USAZ Oppenheimer Emerging Technologies Fund
                                        USAZ Van Kampen Equity and Income Fund
                                        USAZ PIMCO VIT Commodity Portfolio

         Each Fund allocates its assets among the asset classes by investing in Underlying Funds that have investment objectives and principal investment strategies consistent with each asset class. The Underlying Funds in which each Fund invests use a broad array of investment strategies and invest in many types of instruments. Each Fund intends to be fully invested at all times. However, each Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions. The following is a list of asset classes each Fund may invest in. The Manager may update these allocations from time to time at its discretion. FUND ASSET CLASSES

Balanced Fund                                   Small Cap
                                                Mid Cap
                                                Large Growth
                                                Large Blend
                                                Large Value
                                                International Equity
                                                High-Yield Bond
                                                Intermediate-Term Bond
                                                Cash Equivalent
                                                Specialty

Moderate Fund                                   Small Cap
                                                Mid Cap
                                                Large Growth
                                                Large Blend
                                                Large Value
                                                International Equity
                                                High-Yield Bond
                                                Intermediate-Term Bond
                                                Cash Equivalent
                                                Specialty

Growth Fund                                     Small Cap
                                                Mid Cap
                                                Large Growth
                                                Large Blend
                                                Large Value
                                                International Equity
                                                High-Yield Bond
                                                Intermediate-Term Bond
                                                Cash Equivalent
                                                Specialty

         The principal investment strategies for each Fund are discussed in the Fund's prospectus. As stated above, because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. Accordingly, each Fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The principal investment strategies of the Underlying Funds are described in the prospectus of the Underlying Funds. A further description of certain investment strategies used by the Funds and the Underlying Funds is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

         Certain descriptions in the prospectuses of the Funds and the Underlying Funds and in this SAI of a particular investment practice or technique in which the Funds or certain of the Underlying Funds may engage or a financial instrument which the Funds or certain of the Underlying Funds may purchase are meant to describe the spectrum of investments that the Manager or an Underlying Fund's adviser/subadviser, in their discretion, might, but are not required to, use in managing the Fund's or Underlying Fund's portfolio assets in accordance with the Fund's or Underlying Fund's investment objective, policies and restrictions. The Manager or adviser/subadviser of the Underlying Funds, in their discretion, may employ such practice, technique or instrument for one or more Funds or Underlying Funds, but not for all Funds or Underlying Funds for which they serve. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

         In general, the Investment Company Act of 1940 (the "1940 Act") permits a Fund to invest in securities issued by other investment companies so long as, immediately after a security is purchased, (a) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a Fund's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. However, in accordance with the provisions of the 1940 Act, investments may be made in excess of these amounts in certain instances, including when underlying funds are affiliated with a fund of funds and are in the same group of investment companies, and certain other requirements are met, including that investments are restricted to affiliated Underlying Funds, government securities, and short-term paper. If a Fund invests in an unaffiliated Underlying Fund pursuant to this exemption, the investment is subject to certain restrictions, including that distribution charges and fees cannot be assessed by both the Fund and the Underlying Fund; aggregate sales loads cannot be excessive; and the Underlying Fund must have a policy prohibiting it from acquiring securities of another open-end investment company or unit investment trust in reliance on certain exemptions.

         On August 30, 2004, the Funds filed an application for exemption from the requirements of the 1940 Act with the Securities and Exchange Commission (the "Commission") regarding investment in securities of other investment companies. The application seeks an order from the Commission permitting the Trust to operate as a "fund of funds" that could invest in both affiliated and unaffiliated retail and variable product open-end or closed-end management investment companies and unit investment trusts, and could also invest in other securities that are not issued by registered investment companies. If such order is issued, the Funds will be permitted to invest in securities of other investment companies in greater percentages than would otherwise be permitted under the 1940 Act, subject to conditions which may include the following: (i) the Manager will not control any unaffiliated Underlying Fund; (ii) no Fund will cause an unaffiliated Underlying Fund to purchase a security from an underwriting affiliate; (iii) no Fund will receive compensation, other than certain administration/shareholder servicing or distribution fees, from an unaffiliated Underlying Fund; (iv) no Fund will cause any existing or potential investment by a Fund in an unaffiliated Underlying Fund to influence the terms of any services or transactions between the Fund or an affiliate of the Fund and the unaffiliated Underlying Fund or affiliate of such Underlying Fund; (v) prior to approving the Management Agreement, the Board must find that any advisory or management fees are in addition to, rather than duplicative of, the services provided to Underlying Funds; (vi) sales charges and service fees will only be charged at the Funds level or at the Underlying Fund level, not both; and (vii) no Underlying Fund will acquire Fund securities in excess of the limits contained in the 1940 Act, subject to certain exceptions. There is no assurance when or whether this relief will be granted.

         As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by shareholders.


U.S. GOVERNMENT OBLIGATIONS

         The Funds and certain of the Underlying Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

         Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, SLMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.

COMMERCIAL PAPER

         The Funds and certain of the Underlying Funds may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

         The Funds and certain of the Underlying Funds may invest in commercial paper rated in any rating category or not rated by an NRSRO. In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see Appendix A. The Funds and certain of the Underlying Funds may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.

OTHER POSSIBLE INVESTMENTS

Upon receipt of the Exemptive Order referred to above, the Funds may invest in various other types of securities. This includes shares of unaffiliated Underlying Funds as well as the following other types of securities:


BANK OBLIGATIONS


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds, may invest in bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.


         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds and Underlying Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         The Funds and certain of the Underlying Funds may also invest in Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

         Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.



VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES


         The Funds upon receipt of the Exemptive Order, and certain of the Underlying Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.


         Variable amount master demand notes in which the Funds and certain of the Underlying Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The Manager or the adviser/subadviser of an Underlying Fund will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

FOREIGN SECURITIES


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may invest in securities of foreign issuers. Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

         Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

         Many European countries recently have adopted a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.

         INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES/EMERGING MARKETS. The Funds and certain of the Underlying Funds may invest from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.

         Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

         The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

         The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain the Funds and certain of the Underlying Funds) of its net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

         Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.

         Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

         Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

         DEPOSITARY RECEIPTS. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. The Funds and certain of the Underlying Funds may also invest in EDRs and GDRs which are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

         Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

         FOREIGN SOVEREIGN DEBT. The Funds and certain of the Underlying Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.



EXCHANGE TRADED FUNDS


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may invest in investment companies in the form of various exchange traded funds ("ETFs"), subject to the Fund's investment objectives, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:


o "SPDRS" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

o "QUBES" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

o "ISHARES" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

o "HOLDRS" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the Fund's investment strategies.

         ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.



WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may purchase securities on a "when-issued" or "delayed delivery" basis. A Fund will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a "when-issued" or "delayed delivery" basis, the Trust's Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of a Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Manager or the adviser/subadviser of an Underlying Fund to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed delivery" securities ever exceeded 25% of the value of its total assets.


         Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous. If a Fund sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.

MORTGAGE-RELATED SECURITIES


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may, consistent with their investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, the Funds and certain of the Underlying Funds may invest in mortgage-related securities issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.


         Mortgage-related securities, for purposes of the Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities purchased at a discount. The Funds and certain of the Underlying Funds may purchase mortgage-related securities at a premium or at a discount. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Funds and certain of the Underlying Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds and the Underlying Funds will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Mortgage-related securities in which the Funds and certain of Underlying Funds may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

         CMOs are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

         The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         STRIPPED MORTGAGE SECURITIES. The Funds and certain of the Underlying Funds may invest in stripped mortgage securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

         Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

         In addition to the stripped mortgage securities described above, The Funds and certain of the Underlying Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Funds and certain of the Underlying Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

         The Funds and certain of the Underlying Funds may also purchase stripped mortgage-backed securities for hedging purposes to protect the Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

ZERO COUPON AND PAY-IN-KIND SECURITIES


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may invest in zero coupon bonds and pay-in-kind securities. Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends.


TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.


         Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The Manager or the adviser/subadviser of an Underlying Fund will consider such an event in determining whether the Fund should continue to hold the obligation.

         An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

CORPORATE DEBT SECURITIES


         Depending upon the prevailing market conditions, the Manager, upon receipt of the Exemptive Order, or the adviser/subadviser of an Underlying Fund may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

         The Funds and certain of the Underlying Funds may invest in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by the Manager or the adviser/subadviser of an Underlying Fund ("Medium-Grade Securities"). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security."

         As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

         The Funds and certain of the Underlying Funds may invest in lower rated securities. Fixed income securities with ratings below Baa (Moody's) BBB (S&P) are considered below investment grade and are commonly referred to as "junk" bonds ("Lower Rated Securities").

         These Lower Rated Securities generally offer higher interest payments because the company that issues the bond -- the issuer -- is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

         Some risks of investing in lower rated securities include:

o GREATER CREDIT RISK -- Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

o REDUCED LIQUIDITY -- There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.

o LACK OF HISTORICAL DATA -- Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.

         Particular types of Medium-Grade and Lower Rated Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade or Lower Rated Securities. Some Medium-Grade Securities and some Lower Rated Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that such Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

         The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Manager or the adviser/subadviser of an Underlying Fund conducts its own independent credit analysis of Medium-Grade and Lower Rated Securities.

ILLIQUID SECURITIES

         Securities in which each of the Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) Securities"). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds and certain of the Underlying Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) Securities, thus providing liquidity. The Trust's board of trustees (the "Board" or "Board of Trustees") has delegated to the Manager the day-to-day authority to determine whether a particular issue of
Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.


         The Manager or the adviser/subadviser of an Underlying Fund may deem
Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the Manager or the adviser/subadviser generally considers any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

         Subject to the limitations described above, the Funds and certain of the Underlying Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. A Fund may not invest in additional illiquid securities if, as a result, more than 15% of the market value of its net assets would be invested in illiquid securities.

         Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

REPURCHASE AGREEMENTS

         Securities held by the Funds and certain of the Underlying Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which a the Manager or the adviser/subadviser of an Underlying Fund deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for the custody of a Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

         The Funds and certain of the Underlying Funds may borrow money by entering into reverse repurchase agreements and, dollar roll agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund enters into a reverse repurchase agreement or a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by a Fund under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

DERIVATIVE INSTRUMENTS


         The Manager upon receipt of the Exemptive Order, or the adviser/subadviser of an Underlying Fund may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.


         Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

OPTIONS TRADING


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. The Funds and certain of the Underlying Funds may also purchase put and call options.


         A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the

Funds and certain of the Underlying Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written). When the portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market depreciation over the exercise price.

         A Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."

         Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Manager or the adviser/subadviser of an Underlying Fund and verified in appropriate cases. OTC options are subject to the Funds' and certain Underlying Funds' 15% (or 10% for certain Underlying Funds) limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund or Underlying Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.

         The Funds and certain of the Underlying Funds may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

FUTURES CONTRACTS


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contract, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

         Futures transactions involve broker costs and require a Fund to segregate liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. A Fund may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

RISKS OF FUTURES AND OPTIONS INVESTMENTS

         A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund's portfolio.

         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. Such Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may invest in forward foreign currency exchange contracts. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.


         The Funds and certain of the Underlying Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities or other assets denominated in such foreign currency. Alternatively, when a Fund believes a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships.

         A Fund will not enter into such forward contracts or maintain a net exposure on such contracts where such Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Fund's securities or other assets denominated in that currency. The Manager believes that it is important to have the flexibility to enter into such forward contracts when they determine that to do so is in the best interests of a Fund. The Fund's Custodian segregates cash or liquid high-grade securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of such Fund's commitments with respect to such contracts. The Funds and certain Underlying Funds generally do not enter into a forward contract for a term longer than one year.

         If the Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss to the extent that there has been a movement in forward currency contract prices. If the Fund engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between which a Fund enters into a forward currency contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Funds will have to convert their holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.


         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Fund would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

         The Funds and certain of the Underlying Funds may invest in foreign currency futures transactions. As part of its financial futures transactions, the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

COMMON STOCKS


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may invest in equity securities including common stocks. Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


PREFERRED STOCKS

         Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may invest in convertible securities. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock -- i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.


SPECIAL SITUATION COMPANIES


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may invest in "special situation companies". "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The Manager or the adviser/subadviser of an Underlying Fund of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.


WARRANTS AND RIGHTS


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.

REAL ESTATE INVESTMENT TRUSTS


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may invest in equity or debt real estate investment trusts ("REITs"). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.


INVESTMENT IN UNSEASONED ISSUERS


         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

SWAP AGREEMENTS

         The Funds, upon receipt of the Exemptive Order, and certain of the Underlying Funds may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S government securities, or high grade debt obligations, to limit any potential leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount that would be owed or received under contracts with that party would exceed 5% of the Fund's total assets.

         Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Manager or the adviser/subadviser of an Underlying Fund correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Manager or the adviser/subadviser of an Underlying Fund will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Fund's ability to use swap agreements in a desired tax strategy. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely effect the Fund's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, the Funds and certain of the Underlying Funds may, from time to time, lend portfolio securities to broker dealers, banks or institutional borrowers of securities. A Fund must receive 102% (or current percentage consistent with applicable legal or regulatory limitations) collateral in the form of cash or U.S. government securities. This collateral must be valued daily by the Fund and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker dealers, banks or other institutions determined to be creditworthy by the Manager.


SHORT SALES AGAINST THE BOX

         The Funds and certain of the Underlying Funds may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. To minimize this risk, a Fund will enter into short sales against the box only with brokers deemed by the Manager or the adviser/subadviser of an Underlying Fund to be creditworthy. No more than 10% of the Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

         The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

         If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

RISKS OF TECHNIQUES INVOLVING LEVERAGE

         Use of leveraging involves special risks and may involve speculative investment techniques. The Funds and certain of the Underlying Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, the Funds and certain of the Underlying Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds and certain Underlying Funds use these investment techniques only when the Manager or the adviser/subadviser of an Underlying Funds, as applicable, believe that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

         Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

         The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.




INVESTMENT RESTRICTIONS

         The following investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this SAI). All other investment objectives, strategies and limitations described in the Prospectus or this SAI may be changed by the Board of Trustees without a shareholder vote.

         No Fund may:

         1. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

         2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies and other investment companies engaging in whole or in part in such activities.

         3. Purchase or sell real estate, except that it may purchase securities of issuers and other investment companies which deal in real estate and may purchase securities which are secured by interests in real estate;

         4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

                  (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

                  (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

                  (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

                  (d) personal credit and business credit businesses will be considered separate industries; and

                  (e) investments in securities of other investment companies are not subject to this restriction.

         5. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

         6. Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.

         7. Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that each Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements, or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets at the time of borrowing.

         For purposes of the above investment limitations and the non-fundamental limitation No. 5 below, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

         With respect to investment limitation No. 2 above, "commodities" includes commodity contracts. With respect to investment limitation No. 7 above, and as a non-fundamental policy which may be changed without the vote of shareholders, no Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Fund's Prospectus or SAI are not deemed to be pledged for purposes of this limitation.

         In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. No Fund may:

         1. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

         2. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) Funds may engage in short sales against the box.

         3. Purchase securities of companies for the purpose of exercising control.

         4. Except as noted otherwise elsewhere in this SAI, invest more than 15% of its net assets in illiquid securities.

         5. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, provided that, up to 25% of the value of the Fund's total assets may be invested without regard to such limitations, and further provided that, investments in securities of other investment companies are not subject to such limitations.

         Except for the Funds' policy on illiquid securities, and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

         Notwithstanding the foregoing fundamental and non-fundamental investment restrictions, the Underlying Funds in which the Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a Fund to engage indirectly in investment strategies that may be prohibited under the fundamental and non-fundamental investment restrictions listed above. The fundamental and non-fundamental investment restrictions of each Underlying Fund are set forth in the SAI for each Underlying Funds.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission ("SEC") requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds of the Trust may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders. If available, portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.

TEMPORARY DEFENSIVE INVESTMENTS

         As described in the Prospectus, each Fund may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short term debt instruments) for temporary defensive purposes when the Manager has determined that market or economic conditions so warrant. These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest.

(See "Additional Information on Portfolio Instruments and Investment Policies" -- "Bank Obligations", "Government Obligations", "Commercial Paper", "Corporate Debt Securities", "Repurchase Agreements" and "Variable and Floating Rate Demand and Master Demand Notes").

DISCLOSURE OF PORTFOLIO HOLDINGS

         The Board has adopted policies and procedures regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The chief compliance officer of the Trust oversees application of the policies and provides the Board with periodic reports regarding the Funds' compliance with the policies.

         In general, no information regarding portfolio holdings may be disclosed to any unaffiliated third party except as follows:

         Complete portfolio holdings will be included in the Funds' annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the Funds' reports and Forms N-Q are available free on the EDGAR Database on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies are available for a fee from the SEC by calling the SEC at 1-202-942-8090, by mailing an e-mail request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-01102.

         The Funds' investment adviser and affiliates, on a need-to-know basis, have access to portfolio composition and performance on a real-time basis. In addition, the Funds' administrator, custodian and certain consultants and providers of software used to analyze portfolio performance may be given access to portfolio information in connection with services provided by them. All of these latter entities are subject to confidentiality (and non-use) agreements and may not disclose (or use information on) portfolio holdings without the express written approval of the manager of USAllianz Advisory Services.


         Information regarding portfolio holdings may be provided to anyone upon request 30 days after the date of the information.


         No compensation or any other consideration is received by the Funds, the Manager, or any other party in connection with disclosure of portfolio holdings.

         On a quarterly basis, the Board will receive a report of portfolio holdings disclosures and will monitor such disclosures to ascertain that no conflicts exist, and that any disclosures of information about portfolio holdings are in the best interests of Fund shareholders.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The shares of the Trust's Funds are sold on a continuous basis by the Trust's distributor, BISYS Fund Services Limited Partnership (the "Distributor "or "BISYS LP"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. Each of the Funds have one class of shares.

NET ASSET VALUE

         As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The assets of each Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values.

VALUATION OF THE MONEY MARKET FUND

         The Money Market Fund, an Underlying Fund, has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar weighted average maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor will it maintain a dollar weighted average maturity which exceeds 90 days. The Money Market Fund's board of trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the board of trustees promptly consider what action, if any, should be initiated. If the trustees believe that the extent of any deviation from the Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar weighted average maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

VALUATION OF THE FUNDS

         Portfolio securities held by the Funds or Underlying Funds, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities held by the Funds or the Underlying Funds, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the applicable funds' board of trustees. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

         Portfolio securities held by the Funds or the Underlying Funds which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the funds' board of trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

         All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the applicable funds' board of trustees.

REDEMPTION IN KIND

         Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

         Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

         The Board of Trustees has established certain standing committees to assist in the oversight of the Trust.

o The Audit Committee, made up of Mr. Conrad, Mr. Gelfenbien, Mr. Reeds, Mr. Lewis, Ms. Leonardi and Mr. McClean, did not meet during the last fiscal year because the Funds did not exist. The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust.

o The Nominating Committee, made up of Mr. Conrad, Mr. Gelfenbien, Mr. Reeds, Mr. Lewis, Ms. Leonardi and Mr. McClean, did not meet during the last fiscal year because the Funds did not exist. The Nominating Committee advises the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees. The Nominating Committee does not consider nominees recommended by shareholders of the Trust.

o The Pricing Committee, made up of Mr. Ahles and Mr. Kletti, did not meet during the last fiscal year because the Funds did not exist. The Pricing Committee monitors the valuation of portfolio securities and other investments of the Funds and, when the Board is not in session, the committee determines the fair value of illiquid and other holdings.

         The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing statutory trusts. There are currently eight Trustees, two of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past 5 years, the number of portfolios in the Trust they oversee, and their other directorships held are as follows:

                                                                                 PORTFOLIOS
                            POSITIONS TERM OF                                    IN FUND
                            HELD      OFFICE* AND                                COMPLEX
                            WITH      LENGTH OF    PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE      TRUST     TIME SERVED  DURING PAST 5 YEARS           BY DIRECTOR  HELD BY DIRECTOR
----------------------      -----     -----------  -------------------           -----------  ----------------

NON-INTERESTED TRUSTEES

Harrison Conrad, Age 70     Trustee    Since 6/04  Retired; Board member of           27      USAllianz Variable Insurance
79 Dorchester Road                                 Capital Re Corporation, a                  Products Trust (24 Funds)
Darien, CT 06820                                   financial-guaranty
                                                   re-insurer from 1995 to
                                                   December 1999. Retired from
                                                   JP Morgan after 34 years.

                                       27

Roger Gelfenbien, Age 61    Trustee    Since 6/04  Retired; Partner of                27      Webster Financial
37 Stonegate Drive                                 Accenture from 1983 to                     Phoenix Edge Funds (32
Wethersfield, CT 06109                             August 1999.                               Funds); USAllianz Variable
                                                                                              Insurance Products Trust
                                                                                              (24 Funds)

Dickson W. Lewis, Age 56    Trustee    Since 6/04  Vice President of Jostens,         27      USAllianz Variable Insurance
2355 Abingdon Way                                  Inc., a manufacturer of                    Products Trust (24 Funds)
Long Lake, MN 55356                                school products, 2001 to
                                                   Present; Senior Vice
                                                   President of Fortis Group, a
                                                   Life insurance and
                                                   Securities company, 1997 To
                                                   2001; Consultant to Hartford
                                                   Insurance Co., 2001

Claire R. Leonardi, Age 49  Trustee    Since 6/04  General Partner of Fairview        27      USAllianz Variable Insurance
289 Woodchuck Lane                                 Capital, L.P., a venture                   Products Trust (24 Funds)
Harwinton, CT 06791                                capital fund-of-funds, 9/94
                                                   To present

Arthur C. Reeds III, Age 61 Trustee    Since 6/04  Retired Senior Investment          27      Connecticut Water Service,
44 Foxboro Road                                    Officer, Hartford Foundation               Inc.; USAllianz Variable
Essex, CT 06426                                    for Public Giving from                     Insurance Products Trust
                                                   September 2000 to January,                 (24 Funds)
                                                   2003; Chairman, Chief
                                                   Executive and President of
                                                   Conning Corp., a money
                                                   manager, from September 1999
                                                   to March 2000; Investment
                                                   Consultant from 1997 to
                                                   September 1999.

Peter W. McClean, Age 61    Trustee    Since 6/04  President and CEO of               27      USAllianz Variable
18 Covewood Drive                                  Measurisk, a market risk                   Insurance Products Trust
Rowayton, CT 06853                                 information company, 2001 To               (24 Funds)
                                                   present; Chief Risk
                                                   Management Officer at Bank
                                                   Of Bermuda Ltd., 4/96 to 8/01

INTERESTED TRUSTEES

Chris Pinkerton**, Age 47   Chairman  Since 6/04   President, USAllianz               27      Franklin Templeton Variable
5701 Golden Hills Drive     of the                 Investor Services and Senior               Insurance Products Trust
Minneapolis, MN 55416       Board                  Vice President, Allianz Life               (22 Funds); USAllianz
                            and                    Insurance Co. of North                     Variable Insurance Products
                            President              America from April 1999 to                 Trust (24 Funds)
                                                   present; Vice President of
                                                   marketing, sales operations
                                                   and director of marketing at
                                                   Nationwide Financial Services
                                                   from May 1977 to April 1999.

                                       28

Jeffrey Kletti, Age 39      Trustee   Since 6/04   Vice President, Advisory           27      USAllianz Variable Insurance
5701 Golden Hills Drive     and Vice               Management, USAllianz                      Products Trust (24 Funds)
Minneapolis, MN 55416       President              Advisers 2000 to present;
                                                   formerly, 2nd Vice President
                                                   of Mutual Fund Marketing,
                                                   Fortis Financial Group

OFFICERS

Michael Radmer, Age 60      Secretary N/A          Partner, Dorsey and Whitney       N/A      N/A
Dorsey & Whitney LLP,                              LLP since 1976; Secretary
Suite 1500                                         for USAllianz Variable
50 South Sixth Street                              Insurance Products Trust.
Minneapolis, MN 55402-1498


Troy Sheets, Age 33         Treasurer N/A          Vice President of Financial       N/A      N/A
BISYS Fund Services, Inc.                          Services of BISYS Fund
3435 Stelzer Road                                  Services from 2002 to
Columbus, OH 43219                                 present; Audit Manager with
                                                   KPMG LLP from 1993-2002;
                                                   Treasurer of USAllianz
                                                   Variable Insurance Products
                                                   Trust.



Rodney Ruehle, Age 37       Chief     N/A          Vice President of CCO             N/A      N/A
BISYS Fund Services, Inc.   Com-pliance            Services Group of BISYS Fund
3435 Stelzer Road           Officer                Services from July 2004 to
Columbus, OH 43219                                 present; Director,
                                                   Compliance Services of BISYS
                                                   Fund Services from August
                                                   1995 to July 2004




* Term of office for Trustees and Officers is indefinite.
** Mr. Pinkerton and Mr. Kletti are Interested Trustees by virtue of their employment relationship with the Manager.

         The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004

                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                SECURITIES IN ALL REGISTERED
                                                                                INVESTMENT COMPANIES OVERSEEN
                                         DOLLAR RANGE OF EQUITY                 BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                          SECURITIES IN EACH FUND                INVESTMENT COMPANIES

                           Harrison Conrad None None
                               79 Dorchester Road
Darien, CT 06820

Roger Gelfenbien                                         None                                   None
37 Stonegate Drive
Wethersfield, CT 06109

Arthur C. Reeds III None None 36 Fernwood Road
West Hartford, CT 06119

Chris Pinkerton                                          None                                   None
5701 Golden Hills Drive
Minneapolis, MN 55416

Claire R. Leonardi None None 289 Woodchuck Lane
Harwinton, CT 06791

Dickson W. Lewis None None 2355 Abingdon Way
Long Lake, MN 55356

Peter W. McClean None None 18 Covewood Drive
Rowayton, CT 06853

Jeffrey Kletti                                           None                                   None
5701 Golden Hills Drive
Minneapolis, MN 55416

         The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust as of December 31, 2004.

                              NAME OF OWNERS AND
                              RELATIONSHIPS                                          VALUE OF          PERCENT
NAME                          TO TRUSTEE             COMPANY         TITLE OF CLASS  SECURITIES        OF CLASS
----                          ----------             -------         --------------  ----------        --------

Harrison Conrad                        N/A                N/A             None             N/A              N/A
Roger Gelfenbien                       N/A                N/A             None             N/A              N/A
Arthur C. Reeds III                    N/A                N/A             None             N/A              N/A
Claire R. Leonardi                     N/A                N/A             None             N/A              N/A
Dickson W. Lewis                       N/A                N/A             None             N/A              N/A
Peter W. McClean                       N/A                N/A             None             N/A              N/A


         The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2004. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended December 31, 2004 in excess of $60,000. Trustees who are affiliated with the Distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.


                            ESTIMATED COMPENSATION TABLE 12/31/2003 THROUGH 12/31/2004*

                                               PENSION OR                              TOTAL           TOTAL
                             AGGREGATE         RETIREMENT BENEFITS   ESTIMATED         COMPENSA-       COMPENSA-TION
                              COMPENSATION     ACCRUED AS PART OF    ANNUAL BENEFITS   TION FROM THE   FROM FUND AND
NAME OF TRUSTEE              FROM THE TRUST    THE TRUST'S EXPENSES  UPON RETIREMENT   TRUST           FUND COMPLEX
---------------                ------              ----------------      -----------   -----           -------

NON-INTERESTED TRUSTEES

Harrison Conrad              $15,000                    $0                 N/A         $15,000         $31,000
Roger Gelfenbien             $15,000                    $0                 N/A         $15,000         $31,000
Arthur C. Reeds III          $15,000                    $0                 N/A         $15,000         $31,000
Peter W. McClean             $15,000                    $0                 N/A         $15,000         $31,000
Claire R. Leonardi           $15,000                    $0                 N/A         $15,000         $32,000
Dickson W. Lewis             $15,000                    $0                 N/A         $15,000         $32,000

                               INTERESTED TRUSTEES

Chris Pinkerton**                   $0                  $0                 N/A               $0              $0
Jeffrey Kletti**                    $0                  $0                 N/A               $0              $0


* The Funds have not completed a full fiscal year of operation. The compensation listed is estimated, assuming the Board had met for the period of December 31, 2003 through December 31, 2004.
** For the fiscal year ended December 31, 2004, Mr. Pinkerton and Mr. Kletti were Interested Trustees due to their employment with USAllianz Advisers, Inc.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of the date of this prospectus, an affiliate of the Manager owns all shares of the Funds. This investment is in the form of "seed money" invested in the Funds. As such, these affiliates can be considered currently to "control" the Funds because, until shares of the Funds are sold to the Separate Accounts, these affiliates will have the ability to cause the Funds to take certain actions without input from contract owners. These affiliates are:


         Allianz Life Insurance Company of North America      100% of shares
         Allianz Life Insurance Company of New York           0% of shares

         Allianz Life Insurance Company of New York is a subsidiary of Allianz Life Insurance Company of North America which is a subsidiary of Allianz of America, Inc., which is a subsidiary of Allianz AG.

         As of December 31, 2004, the Trustees and officers of the Trust, as a group, owned none of the shares of any Fund of the Trust. As of that date, no person held any interest in such Funds equal to 5% or more of outstanding shares of any class.

THE MANAGER

         Subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an investment management agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.

         The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive Minneapolis, MN 55416. Allianz Life Insurance Company of North America ("Allianz Life") is the principal owner of the Manager.


         The Trust, on behalf of each Fund, has entered into a Management Agreement with the Manager. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Underlying Funds and in other Underlying Securities. Because the Funds will not have commenced operations until April 1, 2005, there is no advisory fee information available. For management services, each Fund will pay the Manager a fee computed daily at an annual rate equal to .20% of each Fund's average daily net assets.

         The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund when total fund operating expenses exceed 0.35% until at least May 1, 2006.


         Morningstar Associates, LLC. ("Morningstar"), located at 225 W. Wacker Drive, Chicago, Illinois 60606, serves as a consultant to the Manager in the creation and maintenance of the asset allocation programs for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund's asset allocations among the Underlying Funds. As provided by the Management Agreement, the Manager pays Morningstar a consultant fee. The Manager, not any Fund, pays a consultant fee to Morningstar.


APPROVAL OF MANAGEMENT AGREEMENT. At a meeting of the Board of Trustees on December 2, 2004, the Board unanimously voted to approve the Management Agreement. In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board received and reviewed information related to the Manager's experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through Allianz Life and Allianz Life of New York Contracts and not in the retail fund market. The Board concluded that the Manager has appropriate experience and expertise in the variable insurance marketplace to perform the required management functions for the Funds. In addition, the Board received and reviewed information regarding the Manager's expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life and its subsidiary, Allianz Life Insurance Company of New York ("Allianz of New York"). The Board also received information and concluded that the Manager has appropriate experience and expertise in regard to portfolio diversification to perform the required management functions for the Funds.

         As required by the 1940 Act, the Trust's Board has reviewed and approved the Management Agreement with the Manager. The Board's decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds' investment objectives; the Manager's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.


         The Board also considered the compensation and benefits received by the Manager. This includes fees to be received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager's compensation: the nature and quality of the services to be provided by the Manager, including the expected performance of the Funds; the Manager's cost of providing the services; the extent to which the Manager may realize "economies of scale" as the Funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager's relationship with the Funds; performance and expenses of comparable Funds; the anticipated profitability to the Manager from acting as adviser to the Funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Manager's services and fee. The Trust's Board is aware of these factors and took them into account in its review of the Management Agreement for the three newly created Funds. The Board concluded that the proposed compensation of the Manager is appropriate for the services that the Manager will provide.

         The Board considered and weighed these circumstances with assistance in its deliberations by the advice of legal counsel to the Independent Trustees. The Board considered: the Manager's investment philosophy, personnel, and processes; the Funds' expected expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them. The Board also received financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. The reports discussed any indirect benefit the Manager may derive from its receipt of research services from brokers who execute Fund trades. (It is not anticipated that the Manage will have the opportunity to receive such research services until such time as the Funds receive the exemptive relief described under the "Fund Summaries" section of the Prospectus.)

         The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long term considerations. Not all of the factors and considerations identified above are necessarily relevant to every Fund, nor did the Board consider any one of them to be determinative. Item 21 of SEC Form N-1A requires a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The "factors" enumerated by the SEC are set forth below in italics, as well as the Board's conclusions regarding such factors:

(1) THE NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY THE MANAGER. The Board noted that the Funds have not yet commenced business. The Board considered the expertise of the Manager, its experience inter alia in managing the USAZ Variable Insurance Products Fund of Funds Trust, the fact that the Manager has retained (and will compensate) Morningstar as a consultant, and concluded that the Manager had the necessary expertise and resources;

(2) THE INVESTMENT PERFORMANCE OF THE FUNDS AND THE MANAGER. The Board noted that the Funds had not yet commenced business, so there was no track record for the Funds. The Board, however, considered the Manager's (and its affiliate's) investment management experience and expertise (along with that of Morningstar) and concluded that the Manager has sufficient expertise and resources;

(3) THE COSTS OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS. The Board noted that the Manager will receive an advisory fee of 20 basis points, out of which it will pay Morningstar a consulting fee. The Board was provided information which indicated that until total assets of the Funds reach approximately $500 million the Manager's gross revenue (after paying Morningstar and Fund expenses due to the 35 basis point expense cap, but before paying its other expenses in connection with managing the Funds), will be negative. The Board was also provided with information by Morningstar which indicated that for the category "variable annuity fund-of-funds" the advisory fee paid by the Funds and the Funds' expense ratio (after the contractual fee cap) will be below average. The Board was also provided with information provided by Lipper, Inc. which indicated that for the same category, the advisory fee to be paid by the Funds will be substantially lower for the USAZ Fusion Growth Fund, and five basis points higher for the USAZ Fusion Moderate Fund and USAZ Fusion Balanced Fund, and further that the Funds' expense ratios (after the contractual fee cap) will be substantially below the average for the USAZ Fusion Growth Fund and average for the USAZ Fusion Moderate and USAZ Balanced Funds. The Board concluded therefore that the fees to be paid by the Funds, and the profits to be realized by the Manager and its affiliates, are not unreasonable.

(4) and (5) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUNDS GROW, AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE.

         The Board noted that the Funds had not yet commenced business, and that based upon information provided, the Manager's gross revenues will be negative until total Fund assets reach approximately $500 million. The Manager does not anticipate that such level of Fund assets will be reached at the earliest until the Funds' shares have been offered for twelve months.

         The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to re-approve the Management Agreement at a meeting to be held prior to December 31, 2005, and will at that time consider:
(a) the extent to which economies of scale are being realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.



         Based on its consideration of all of the factors discussed above, the Board determined that the Manager has the necessary expertise and resources to perform the functions required and that the fees charged by the Manager are reasonable.


         The Manager may periodically voluntarily reduce all or a portion of its fee with respect to any Fund to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Manager has entered into an expense limitation agreement with each of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.


         The Manager may request and receive reimbursement from the Fund of the advisory fees waived or limited and other expenses reimbursed by the Manager pursuant to the Expense Limitation Agreement at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed 0.35%. No reimbursement will be made unless the total annual expense ratio of the Fund making such reimbursement is less than 0.35%. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

         Pursuant to the Management Agreement, the Funds will pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.

         Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually
(i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Management Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

AFFILIATED PERSONS

         The following table lists persons who are affiliated with the Trust and who are also affiliated persons of the Manager.

    NAME        POSITION WITH TRUST              POSITION WITH MANAGER
    ----        -------------------              ---------------------
Chris Pinkerton Chairman of the Board; President Director; President; CEO
Jeffrey Kletti  Trustee; Vice President          Director; Senior Vice President


PORTFOLIO TRANSACTIONS BY THE FUNDS OR UNDERLYING FUNDS



         As noted above, the Funds currently invest only in investment companies managed by affiliates, government securities, and short-term paper. However, the Funds have filed an application to acquire other securities, and if such application is approved, the Funds will invest in various other types of securities, including individual equity and fixed income securities. Such investments will be subject to various commission schedules and restrictions, as set out in the following paragraphs.


         Purchases and sales of portfolio securities held by the Funds which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, where possible, purchases will be made dealing directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

         In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Manager is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager, in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager may receive orders for transactions on behalf of the Trust. The types of research services the Manager receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analyses of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Manager by, or through, broker-dealers. Research so received is in addition to and not in lieu of services required to be performed by the Manager and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Manager in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Trust. The selection of a particular broker or dealer based on such considerations will not affect the price per share that would be paid by a shareholder for shares of a Fund, nor will it affect the amount a Fund would receive for any sale of Fund shares.

         The Funds have adopted Directed Brokerage Policies and Procedures which state that it is the policy of the Funds not to permit compensation to broker-dealers for promoting or selling the Funds' shares by directing portfolio securities transactions to that broker-dealer or directing other broker-dealers executing portfolio transactions for the Funds to share any portfolio transaction compensation with such selling broker-dealers. No individuals who participate in the sale or marketing of the Funds may participate in the selection of broker-dealers who sell shares of the Funds.

         Consistent with achieving best execution, a Fund may participate in so-called "commission recapture" programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Board, the Manager is responsible for the selection of brokers or dealers and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in such programs may have the effect of reducing overall expenses and increasing overall returns for certain Funds.

         While the Manager generally seek competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. Thus, a Fund may pay a higher brokerage commission in connection with a given portfolio transaction than it would have paid another broker for the same transaction in recognition of the value of brokerage or research services provided by the executing broker. Because the Funds were not in operation during the last fiscal year, information regarding the total brokerage commissions paid by each Fund is not available.

         Information regarding the portfolio transactions of each Underlying Fund and total brokerage commissions paid by each Underlying Fund during the last fiscal year are available in the SAI for each Underlying Fund. Information regarding obtaining the SAI for the Underlying Funds is found on the cover page of this SAI.

AFFILIATED BROKERS

         Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager, the Distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees, the Funds may borrow from the Manager for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.

         Investment decisions for each Fund are made independently from those made for the other Funds or any other portfolio, investment company or account managed by the Manager or adviser/subadviser of an Underlying Fund. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust the Manager will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or a adviser/subadviser of an Underlying Fund and, in dealing with its customers, the Manager, its parent and affiliates or a adviser/subadviser of an Underlying Fund will not inquire or take into consideration whether securities of such customers are held by the Trust.

         Because the Funds were not in operation during the last fiscal year, information regarding the brokerage commissions paid to any broker that is affiliated with the Trust or the Manager is not available. Information regarding affiliated brokers of the Underlying Funds and the brokerage commissions paid by the Underlying Funds during the last three years to any broker that is affiliated with the Trust, the Manager or any adviser/subadviser of an Underlying Fund is available in the SAI for each Underlying Fund.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

         BISYS, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the "Administrator"), transfer agent (the "Transfer Agent") and fund accountant (the "Fund Accountant") to the Trust and the USAllianz Variable Insurance Products Trust (the "Products Trust") pursuant to a Services Agreement dated as of January 1, 2003 (the "Services Agreement"), as amended to include the Trust on December 2, 2004. The Products Trust is an open-end management company organized in July 1999 as a Delaware business trust comprised of 24 separate investment portfolios, all of which are currently Underlying Funds.

         As Administrator, BISYS has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-SAR and N-CSR or any comparable or replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Manager under the Management Agreement, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         As Transfer Agent, BISYS performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

         As Fund Accountant, BISYS maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust's custodian, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

         BISYS receives a fee for its services as Administrator, Transfer Agent and Fund Accountant in the amount of $50,000 annually per Fund and expenses assumed pursuant to the Services Agreement, aggregated and paid monthly. In addition, pursuant to a Compliance Services Amendment to the Services Agreement, BISYS agrees to provide a Chief Compliance Officer for the Funds. Under this Amendment, BISYS will receive a $40,000 one-time implementation fee and a $75,000 fee annually thereafter. From time to time, BISYS may waive all or a portion of the administration fee payable to it by the Funds, either voluntarily or pursuant to applicable statutory expense limitations.

         Unless sooner terminated as provided therein, the Services Agreement will continue in effect for three years. The Services Agreement thereafter shall be renewed for successive one-year terms unless terminated by either party not less than 60 days prior to the expiration of such term if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable for cause with respect to a particular Fund at any time on 60 days' written notice without penalty by vote of the Trustees, by vote of a majority of the outstanding shares of that Fund or by BISYS. The Services Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by BISYS of its obligations and duties thereunder. An employee of BISYS also acts as Chief Compliance Officer to the Funds.

DISTRIBUTOR

         BISYS LP, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor to the Trust pursuant to a Distribution Agreement. (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

         Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by BISYS LP on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

CUSTODIAN


         The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675, serves as Custodian to the Trust pursuant to a custody agreement. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



         KPMG LLP, ("KPMG") 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215 are the independent registered public accounting firm for the Trust. KPMG provides financial auditing services as well as certain tax return preparation services for the Trust.


LEGAL COUNSEL

         Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402 is the legal counsel to the Trust. Wilmer Cutler Pickering Hale & Dorr LLP, 2445 M Street, N.W., Washington DC 20037 is legal counsel to the Independent Trustees.

CODES OF ETHICS

         Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust's registration statement which is on file with, and available from, the SEC. Each Code has been adopted pursuant to Rule 17j-1.

CONSULTANT TO MANAGER

         The Manager has retained a consultant to assist it in analyzing individual Underlying Funds and aggregate Fund composition and risk parameters. This consultant is Morningstar Associates, LLC (the "Consultant"). The Consultant will provide various Fund portfolio structuring analysis services to the Manager. It will not, however, have advisory authority with regard to the Funds and will not enter portfolio transactions. The Funds' portfolios will be managed by and investment decisions will be made by the Manager. The Consultant and its agreement with the Manager are further discussed on page 32.

         Recent press articles indicate that the Consultant has received subpoenas from the Attorney General of the State of New York and the Securities and Exchange Commission pertaining to the Consultant's activities for other companies. These subpoenas request information of the Consultant in certain consulting arrangements. The Manager is not currently aware of any information indicating that these regulatory inquiries might interfere with the Consultant providing consulting services to the Manager.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust is a Delaware statutory trust organized on June 16, 2004. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. The shares are offered on a continuous basis. Pursuant to such authority, the Board of Trustees has established three series, each named above and previously defined collectively as the "Funds". Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. No commissions are paid for distributing the Funds' shares.

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will not be held, unless required by law, unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting. The rights of shareholders cannot be modified other than by a vote of the majority of the outstanding shares.

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

         As used in the Funds' Prospectus and in this SAI, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of:
(a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION

         Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Because the Funds are newly created, the Funds do not have capital loss carry forwards as of the end of the last fiscal year. Information regarding the capital loss carry forwards of the Underlying Funds, which are available to offset future capital gains, is included in the SAI for the Underlying Funds. To the extent the Underlying Funds' carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

         Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

         Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

         Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

         A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

         A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

         By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.

         When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

         Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

         In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.

         The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

         Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.

         However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

         Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

         Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

         Information set forth in the prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI. Such laws and regulations may be changed by legislative or administrative action.

ADDITIONAL TAX INFORMATION CONCERNING FUNDS THAT MAY INVEST IN NON-U.S. CORPORATIONS

         The Funds and certain of the Underlying Funds may invest in non-U.S. corporations, which may be treated as "passive foreign investment companies" ("PFICs") under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that each Fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may be excluded from PFIC treatment if they satisfy certain technical requirements under the Code. To the extent that each Fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to such Fund's shareholders. Therefore, the payment of this tax would reduce such Fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.


TAXATION OF THE UNDERLYING FUNDS

         Each Underlying Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any federal income or excise tax.


PERFORMANCE INFORMATION

         From time to time performance information for the Funds showing their standardized average annual total return, non-standardized return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Standardized average annual total return of a

Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Standardized average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

         In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

         Total return, whether standardized or non-standardized, and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Company of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or BISYS voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.


         Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular Contract. Since shares of the Funds may be purchased only through a Contract, you should carefully review the prospectus of the Contract you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.


YIELDS OF THE MONEY MARKET FUND

         The standardized seven-day yield for the Money Market Fund, an Underlying Fund, is computed: (1) by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts; (2) dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of the Money Market Fund includes the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

         At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

YIELDS OF THE NON-MONEY MARKET FUNDS

         Yields of each of the non-Money Market Underlying Funds that compose the Products Trust and the Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the non-Money Market Underlying Funds that compose the Products Trust and the Funds will vary from time to time depending upon market conditions, the composition of a fund's portfolio and operating expenses of the Trust allocated to each fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN

         Standardized average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Standardized average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

MISCELLANEOUS

         Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, and serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

         The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

         The Prospectus and this SAI omit certain of the information contained in the registration statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed fee.


         Holders of Contracts issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent registered public accounting firm. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

         The Trust currently does not foresee any disadvantages to the holders of Contracts of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of Contracts may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The Contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.


         The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

         The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

FINANCIAL STATEMENTS

         An annual report for the Funds will be available once the Funds have completed their first annual period. The Independent Registered Public Accounting Firm's Report and audited financial statements of the Underlying Funds available without charge upon written request from USAllianz VIP Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (877) 833-7113.


Following are the current Independent Auditors' report and audited financial statements of the USAllianz Variable Insurance Products Fund of Funds Trust:



           USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND, USAZ FUSION MODERATE FUND AND USAZ FUSION GROWTH FUND
 FINANCIAL STATEMENTS & REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             AS OF DECEMBER 30, 2004


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
----------------------------------------

To the Shareholder and Board of Trustees of the USAllianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statements of assets and liabilities of the USAZ Fusion Balanced Fund, USAZ Fusion Moderate Fund and USAZ Fusion Growth Fund (collectively, the Funds) as of December 30, 2004, and the related statements of operations and changes in net assets for the one-day period then ended. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of cash on deposit as of December 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Funds as of December 30, 2004, and the results of their operations and changes in net assets for the one-day period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ KPMG LLP

Columbus, Ohio
December 30, 2004


            USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                          AS OF DECEMBER 30, 2004

                                                USAZ Fusion     USAZ Fusion      USAZ Fusion
                                                Balanced Fund   Moderate Fund    Growth Fund
         ASSETS
         Cash                                  $   100,000    $  100,000       $  100,000
                                                 -----------    -----------    ----------
              TOTAL ASSETS                         100,000       100,000          100,000
                                                 -----------   -----------     ----------

         LIABILITIES
         Payable for
             Organization costs              $      32,667     $  32,667       $  32,667
                                                 -----------   -----------    ----------
              TOTAL LIABILITIES                     32,667        32,667          32,667
                                                 -----------   -----------    ----------

         Net assets for shares of beneficial
              interest outstanding             $    67,333    $   67,333      $   67,333
                                               ===========   ===========      ==========
         Shares outstanding                         6,733          6,733           6,733
                                               ===========   ===========      ==========
         Net asset value per share             $     10.00    $    10.00      $    10.00
                                               ===========   ===========      ==========

           See accompanying notes to the financial statements.





            USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                            STATEMENTS OF OPERATIONS
                  FOR THE ONE DAY ENDED DECEMBER 30, 2004

                                             USAZ Fusion       USAZ Fusion      USAZ Fusion
                                             Balanced Fund     Moderate Fund    Growth Fund

         INVESTMENT INCOME                     $     -        $     -         $     -
                                                -----------    -----------    ----------

         EXPENSES
         Organization costs                      32,667           32,667        32,667
         Expenses Reimbursed by Manager         (32,667)         (32,667)      (32,667)
                                                -----------   -----------    ----------
              NET EXPENSES                        -              -             -
                                                -----------   -----------    ----------

         NET INVESTMENT INCOME                        $    -        $     -        $    -
                                                ===========   ===========    ==========

         See accompanying notes to the financial statements.


            USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS
                  FOR THE ONE DAY ENDED DECEMBER 30, 2004

                                               USAZ Fusion       USAZ Fusion      USAZ Fusion
                                               Balanced Fund     Moderate Fund    Growth Fund

         OPERATIONS
         Net Investment Income                 $     -        $     -         $     -
                                                 -----------    -----------  ----------

         CAPITAL TRANSACTIONS
         Proceeds from shares issued               67,333           67,333        67,333
                                                 -----------   -----------    ----------
         NET ASSETS                                67,333           67,333        67,333
                                                 ===========   ===========    ==========

         SHARE TRANSACTIONS
         Shares issued                             6,733             6,733        6,733
                                                 ==========     ==========     =========
              See accompanying notes to the financial statements.

                                       46



            USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
                           AS OF DECEMBER 30, 2004

1.       ORGANIZATION
     The USAZ Fusion Balanced Fund, USAZ Fusion Moderate Fund and USAZ Fusion Growth Fund (the "Funds") are a non-diversified series of the USAllianz Variable Insurance Products Fund of Funds Trust (the "Trust"), an open-end investment company established as a Delaware business trust dated June 14, 2004. The Funds have authorized capital of unlimited shares of beneficial interest of no par value, which may be issued in more than one class or series.

     The USAZ Fusion Balanced Fund seeks to achieve long term capital appreciation with preservation of capital as an important consideration.

     The USAZ Fusion Moderate Fund and the USAZ Fusion Growth Fund seek to achieve long term capital appreciation.

     On December 30, 2004, 6,733 shares of each Fund were issued for cash, at $10.00 per share, to USAllianz Advisers, LLC (the "Manager"). The Funds have had no operations except for the initial issuance of shares and cost related to its organization.

     Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, each Fund enters into contracts with its vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund.

2.       SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     ORGANIZATION COSTS
     All costs incurred by the Trust in connection with the organization of each Fund are expensed as incurred. The Manager has reimbursed these costs for the period.

     FEDERAL INCOME TAXES
     It is the Funds' policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of it taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

3.       FEES AND TRANSACTIONS WITH AFFILIATES
     Each Fund has entered into an Investment Advisory Agreement with the Manager. Under this agreement, each Fund pays the Manager a fee at an annualized rate, based on the average daily net assets of each Fund of 0.20%.

     The Manager has contractually agreed with the USAZ Fusion Balanced Fund, USAZ Fusion Moderate Fund and USAZ Fusion Growth Fund to waive advisory and management services fees, and if necessary, reimburse certain other expenses to limit the annual operating expenses of each Fund to 0.35% through May 1, 2006. The Manager may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it (including organization costs) within three years from the fiscal period in which they were taken. Such repayments may be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of each Fund to exceed any expense limitation in place at that time. As of December 30, 2004, the repayments that may be potentially made to the Manager for amounts previously waived or reimbursed is $32,667 for each fund, which expires on December 31,2007.

     In connection with its organization, each Fund will enter into various agreements with service providers. See the Funds' latest Statement of Additional Information for more details.

PROXY VOTING POLICIES AND PROCEDURES

         The proxy voting policies and procedures of the Trust and USAllianz Advisers are located in Appendix B to this SAI.




                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" -- Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" -- Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" -- Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" -- Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" -- Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

         "D" -- Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" -- Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" -- Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" -- Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" -- Issuers do not fall within any of the rating categories.

         The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

         "D-1+" -- Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         "D-1" -- Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         "D-1-" -- Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         "D-2" -- Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         "D-3" -- Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         "D-4" -- Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         "D-5" -- Issuer has failed to meet scheduled principal and/or interest payments.

         Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

         "F1" -- Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" -- Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

         "F3" -- Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" -- Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" -- Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         "D" -- Securities are in actual or imminent payment default.

         Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

         "TBW-1" -- This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" -- This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         "TBW-3" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         "TBW-4" -- This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND LONG-TERM DEBT RATINGS

         THE FOLLOWING SUMMARIZES THE RATINGS USED BY STANDARD & POOR'S FOR CORPORATE AND MUNICIPAL DEBT:

         "AAA" -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "BB," "B," "CCC," "CC" and "C" -- Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" -- Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" -- Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" -- Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" -- An obligation rated "CC" is currently highly vulnerable to non-payment.

         "C" -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

         "D" -- An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         "r" -- This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         THE FOLLOWING SUMMARIZES THE RATINGS USED BY MOODY'S FOR CORPORATE AND MUNICIPAL LONG-TERM DEBT:

         "Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
         "A" -- Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" -- Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca" and "C" -- Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (--) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

         The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

         "AAA" -- Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         "AA" -- Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         "A" -- Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         "BBB" -- Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

         "BB," "B," "CCC," "DD" and "DP" -- Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

         To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

         The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

         "AAA" -- Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

         "AA" -- Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" -- Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

         "BBB" -- Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

         "BB" -- Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" -- Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" -- Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" -- Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

         To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

         "AAA" -- This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

         "AA" -- This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

         "A" -- This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BBB" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BB," "B," "CCC" and "CC" -- These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

         "D" -- This designation indicates that the long-term debt is in default.

         PLUS (+) OR MINUS (-) -- The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                       APPENDIX B - PROXY VOTING POLICIES

            USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST



PROXY VOTING POLICY AND PROCEDURES

            USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST


PROXY VOTING POLICY AND PROCEDURES

I.       POLICY1



A. BASIS FOR PROXY VOTING. It is contemplated that initially the only equity securities (for which proxies may be voted) of the USAllianz Variable Insurance Products Fund of Funds Trust (the "Trust") will be shares of Underlying Funds which are affiliated with USAllianz Advisers, LLC ("USAZ").


         Proxies solicited by such affiliated Underlying Funds shall be voted by the Trust in the same ratio that such shares are voted by investors in such Underlying Funds who are not affiliated with USAZ.


II.           PROCEDURES - VOTING RECORD REPORTING


1. ANNUAL FILING ON FORM N-PX. The Trust shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

III.          DISCLOSURES

o
o The Trust shall include in its registration statement:

         o    A description of this policy; and

         o A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

o The Trust shall include in its Annual and Semi-Annual Reports to shareholders:

o A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; and on the SEC website.

o A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities of the Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.


--------
1 This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Release No. 33-8188, 34-47304, IC-25922.

                                       PART C

                                OTHER INFORMATION


ITEM 23.  EXHIBITS

Exhibit
Number       Description of Exhibit
------------ -------------------------------------------------------------------


(a)          Agreement and Declaration of Trust dated June 16, 2004 (3)
(b)          By-laws (3)
(c)          N/A
(d)          Form of Investment Advisory Agreement(4)
(e)          Form of Distribution Agreement(4)
(f)          Not Applicable
(g)          Form of Custody Agreement(4)
(h) (1)      Form of Services Agreement(4)
(h) (2)      Form of CCO Amendment to Services Agreement(4)
(i)          Opinion and Consent of Counsel to the Registrant(4)
(j)          Consent of KPMG LLP (Independent Auditors)(4)
(k)          N/A
(l)          N/A
(m)          N/A
(n)          N/A
(o)          N/A
(p)(1)(i)    Code of Ethics of BISYS Fund Services, L.P.(1)
(p)(1)(ii)   Code of Ethics of USAllianz Advisers, LLC(2)
(p)(1)(iii)  Code of Ethics of USAllianz Variable Insurance Products Fund
             of Funds Trust(4)
(q)          Powers of Attorney *
(r)          Company Organizational Chart*


*filed herewith

(1)Incorporated by reference from Post Effective Amendment
   No. 1 to USAllianz VIP Trust's N1A filing (file Nos. 333-83423 and 811-09491) as electronically filed on April 24, 2000.

(2)Incorporated by reference from Post Effective Amendment
   No. 4 to USAllianz VIP Trust's N1A filing (file Nos. 333-83423 and 811-09491) as electronically filed on April 20, 2001.

(3)Incorporated by reference from Registrant's N1A filing (file Nos. 333-119867 and 811-21624) as electronically filed on October 21, 2004.

(4)Incorporated by reference from Registrant's N1A filing (file Nos. 333-119867 and 811-21624) as electronically filed on December 30, 2004.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Company organizational chart is incorporated in this filing as Exhibit (r).


ITEM 25.  INDEMNIFICATION

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed i n the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         USAllianz Advisers, LLC - this information is included in Form ADV (CRD #111925) filed with the SEC by USAllianz Advisers and is incorporated by reference herein.

ITEM 27.  PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services L.P. serves as the Registrant's principal underwriter and serves as the principal underwriter for the following investment companies:

                     BISYS FUND SERVICES LIMITED PARTNERSHIP

Ambassador Funds
American Independence Funds Trust
American Performance Funds
AmSouth Funds
BB&T Funds
The Coventry Group
The Eureka Funds
Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds Trust
HSBC Investor Portfolios
The Infinity Mutual Funds, Inc.
LEADER Mutual Funds
Legacy Funds Group
MMA Praxis Mutual Funds
Old Westbury Funds, Inc.
Pacific Capital Funds
USAllianz Variable Insurance Products Trust The Victory Portfolios The Victory Variable Insurance Funds The Willamette Funds Vintage Mutual Funds, Inc.



         (b) Officers and Directors.

                        Name and Principal           Positions and                      Position
                         Business Address             Offices with Registrant             with Underwriter
                  -------------------------------  ---------------------------   ------------------------

                  BISYS Fund Services, Inc.        None                            Sole General Partner
                  3435 Stelzer Road
                  Columbus, Ohio  43219

                  BISYS Fund Services, Inc.        None                            Sole Limited Partner
                  3435 Stelzer Road
                  Columbus, Ohio  43219

         (c)      None


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:

         BISYS Fund Services
         3435 Stelzer Road, Columbus, Ohio 43219 31a-1(a) 31a-1(b)(2)A, B, C and D 31a-1(b) 5, 6, 8, 9, 10, 11, 12 31a-2(a) 1 and 2
                  31a-2(c)

         BISYS Fund Services
         60 State Street, Suite 1300, Boston MA  02109
                  31a-1(b)4

         USAllianz Advisers, LLC
         5701 Golden Hills Drive, Minneapolis, Minnesota  55416
                  31a-1(b) 11
                  31a-1(c)

ITEM 29.  MANAGEMENT SERVICES

         N/A

ITEM 30.  UNDERTAKINGS

         N/A






                                            SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 30th day of March, 2005.


                      USALLIANZ VARIABLE INSURANCE
                      PRODUCTS FUND OF FUNDS TRUST


                      By: /S/ CHRISTOPHER PINKERTON
                          Christopher Pinkerton
                          Chairman of the Board and President

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of USAllianz Variable Insurance Products Fund of Funds Trust has been signed below by the following persons in the capacities indicated on the 30th of March, 2005.

     SIGNATURE                       TITLE

     /S/ CHRISTOPHER PINKERTON       Chairman of the Board and President
     Christopher Pinkerton           (Principal Executive Officer)

     /S/ HARRISON CONRAD*            Trustee
     Harrison Conrad

     /S/ ROGER A. GELFENBEIN*        Trustee
     Roger A. Gelfenbein

     /S/ ARTHUR C. REEDS III*        Trustee
     Arthur C. Reeds III

     /S/ TROY SHEETS                 Treasurer
     Troy Sheets                    (principal financial and accounting officer)

     /S/ CLAIRE R. LEONARDI*         Trustee
     Claire R. Leonardi

     /S/ DICKSON W. LEWIS*           Trustee
     Dickson W. Lewis

     /S/ PETER W. MCCLEAN*           Trustee
     Peter W. McClean

     /S/ JEFFREY KLETTI*             Trustee and Vice President
     Jeffrey Kletti

                            *By Power of Attorney

                             By:  /S/ James M. Odland,
                                  James M. Odland, Senior Counsel

                  USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

                   INDEX OF EXHIBITS


     DESCRIPTION OF EXHIBIT REFERENCE                       EXHIBIT

     Powers of Attorney                                      (q)
     Company Organizational Chart                            (r)